Registration No. 2-94157/811-04146
As filed with the Securities and Exchange Commission on February 12, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 89

and

THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 90

JOHN HANCOCK TRUST
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)

Thomas Kinzler
Secretary
John Hancock Trust
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)
Copies to:

John W. Blouch	Mark Goshko
Dykema Gossett PLLC	Kirkpatrick & Lockhart Preston Gates Ellis LLP
Franklin Square, Suite 300 West	State Street Financial Center
13001 I Street, N.W.	1 Lincoln Street
Washington D.C. 20005-3306	Boston, MA 02111-2950

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☑	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210
John Hancock Trust (“JHT”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts (“variable contracts”). JHT provides a range of investment objectives through 116 separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following fund is described in this Prospectus:
Lifestyle Income Trust
Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to JHT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.
Prospectus dated April 30, 2010

JOHN HANCOCK TRUST

LIFESTYLE INCOME TRUST
Investment Objective
To seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on estimated expenses for the current fiscal year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
	Management	Distribution and	Other	Fund Fees and	Total Operating
Share Class	Fee	Service (12b-1) fees	Expenses	Expenses	Expenses
Series I	0.04%	0.05%	0.09%	0.67%	0.85%
Series II	0.04%	0.25%	0.09%	0.67%	1.05%
Series NAV	0.04%	0.00%	0.09%	0.67%	0.80%
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Series I	$87	$271
Series II	$107	$334
NAV	$82	$255
Portfolio Turnover
The fund, which operates as fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying funds and of the fund.
Principal Investment Strategies

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          Under normal market conditions, the fund operates as a fund of funds and invests principally in the securities of other investment companies (including other funds of JHT and exchange traded funds (“ETFs”)) (“Underlying Funds”). The fund may also make direct investments in other types of investments. Except as noted below, the fund normally invests at least 90% of its assets in (i) Underlying Funds that invest primarily in fixed-income securities and (ii) directly in fixed-income securities (“Fixed-Income Investments”). The fund may also invest in (i) Underlying Funds that invest primarily in equity securities and (ii) directly in equity securities (“Equity Investments”). Normally, the fund will not invest more than 10% of its assets in Equity Investments, but the subadviser may determine in light of market or economic conditions that this 10% limit should be exceeded to protect the fund or to achieve its goal.
          The fund may invest in various Underlying Funds that, as a group, hold a wide range of fixed-income securities in their portfolios. These may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds; mortgage backed, government issued, domestic and international securities; and money market instruments. Each of the Underlying Funds has its own investment strategy that, for example, may focus on a particular type of debt instrument and a particular range of maturities. Certain of the Underlying Funds may invest in derivatives such as options on securities and futures contracts. Fixed-Income Investments include money market funds as well as direct investments in money market instruments.
          The fund may also invest in various Underlying Funds that, as a group, hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts.
          Within the prescribed percentage allocations, the adviser selects the percentage level to be maintained in specific Underlying Funds. The adviser may from time to time change the allocation in specific Underlying Funds or rebalance the Underlying Funds. To maintain target allocation in the Underlying Funds, daily cash flows for the fund may be directed to the Underlying Funds that most deviate from target.
          The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.
          The fund may also invest in other types of investments, including ETFs. See “Other Permitted Investments of the Funds of Funds.”
          The fund purchases only NAV shares of the Underlying Funds that are JHT funds (NAV shares are not subject to any Rule 12b-1 fees).
          Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities —Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards. A

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more complete description of these and other derivative transactions that the fund may engage in are set forth below under “Hedging, derivatives and other strategic transactions risk” and in the Statement of Additional Information (“SAI”).
Principal Risks of Investing in the Fund of Funds
          The principal risks of investing in the fund of funds, which could adversely affect its NAV and performance, include:
Active management risk The subadviser’s investment strategy may fail to produce the intended result.
Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.
Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
Exchange traded fund risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.
Principal Risks of Investing in the Underlying Funds
          The principal risks of the fund of funds’ investing in the Underlying Funds, which could adversely affect its NAV and performance, include:
Active management risk The subadviser’s investment strategy may fail to produce the intended result.
Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.
Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value. Equity securities may include common, preferred and convertible preferred stocks and securities, the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities.
Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-

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income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.
Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.
Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.
Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.
Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.
Past Performance
          This section normally shows how a fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.
Management
Investment Adviser: John Hancock Investment Management Services, LLC
Portfolio Managers
Bruce Speca. Portfolio Manager;
managed fund since 2010.
Bob Boyda. Portfolio Manager;
managed fund since 2010.
Steve Medina. Portfolio Manager;
managed fund since 2010.
Other Important Information Regarding the Fund
          For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Fund” at page 5 of the Prospectus.

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ADDITIONAL INFORMATION ABOUT THE FUND
Taxes
For federal income tax purposes, the fund is treated as a separate entity, intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. By qualifying as a regulated investment company, the fund will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least 90% of its net investment income and net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the fund, generally do not pay tax on dividends and capital gain distributions from the fund.
Because shares of the fund may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the fund will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.
Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the fund, including the application of state and local taxes.
More information about taxes is located in the SAI under the heading “Additional Information Concerning Taxes.”
Compensation of Financial Intermediaries
The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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OTHER PERMITTED INVESTMENTS BY THE FUND
The fund may directly:
•	Purchase U.S. government securities issued or guaranteed by the U.S. Government, its agencies or other U.S. government sponsored enterprises as well as notes backed by the Federal Deposit Insurance Corporation,

•	Purchase short-term paper and money market instruments.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (“1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.

•	Purchase shares of other open-end investment companies (and unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including exchange-traded funds (ETFs), subject to the limits set forth under the 1940 Act and rules thereunder.

•	Purchase securities of closed-end investment companies, subject to the limits set forth under the 1940 Act and rules thereunder.

•	Invest in equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in fixed-income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade (sometimes referred to as “junk bonds”).

•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	With the prior approval of the Adviser’s Complex Securities Committee, invest in qualified publicly traded partnerships, including qualified publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.*

•	With the prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.*

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          *Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, a Fund of Funds is not permitted to invest in such instruments unless approved in writing by the Adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.
          The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular securities market. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL RISKS AND INVESTMENT POLICIES
Exchange traded funds risk (“ETFs”)
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.
Fund of funds risk
A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds, which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.
Investment company securities risk
A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

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ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUND’S PRINCIPAL
RISKS
The principal risks of investing in each Underlying Fund are described below. The risks are described in alphabetical order and not in order of importance. JHT’s SAI contains further details about these risks as well as information about additional risks.
Active management risk
A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.
Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

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Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (S&P), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.
In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Economic and Market Events
Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.
In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.
Equity securities risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity

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securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.
Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.
Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk; and (b) credit quality risk.
Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.
Credit quality risk. The fund, like all money market funds, must invest exclusively in high-quality debt securities (generally those that are in the two highest credit categories). Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates below the two highest credit rating categories after a fund has purchased the security, the fund may be required to dispose of the security. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that

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may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.
Investment-grade fixed-income securities in the lowest-rating category risk. Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:
•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.
Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-

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income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.
Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of

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material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.
Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.
Hedging, derivatives and other strategic transactions risk
The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.
A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging,

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and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to adjust efficiently the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

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Issuer risk
An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.
ADDITIONAL INFORMATION ABOUT THE
FUND’S PRINCIPAL INVESTMENT POLICIES
Subject to certain restrictions and except as noted below, the fund may use the following investment strategies and purchase the following types of securities.
Foreign Repurchase Agreements
The fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
Illiquid Securities
The fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.
Indexed/Structured Securities
The fund may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such

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securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.
Lending of Fund Securities
The fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
Loan Participations
The fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.
Mortgage Dollar Rolls
The fund may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.
At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.
The fund may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.
Repurchase Agreements
The fund may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased

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may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.
Reverse Repurchase Agreements
The fund may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the fund will cover the transaction as described above.
U.S. Government Securities
The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.
Warrants
The fund may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.
When-Issued/Delayed-Delivery/Forward Commitment Securities
The fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.
Temporary Defensive Investing
During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, the fund may invest all or a portion of its assets in cash and

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securities that are highly liquid, including: (a) high quality money market instruments such as short-term securities issued or guaranteed by the U.S. Government, its agencies or other U.S. government sponsored enterprises, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. To the extent the fund is in a defensive position, its ability to achieve its investment objective will be limited.
These investment strategies and securities are described further in the SAI.
MANAGEMENT
Trustees
JHT is managed under the direction of its Trustees. The Board of Trustees of JHT (the “Board” or “Trustees”) oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.
Investment Management
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT and the fund and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and principally as “John Hancock in the United States.
The Adviser administers the business and affairs of JHT and manages the fund’s assets. As compensation for its services, the Adviser receives a fee from JHT computed separately for the fund. Appendix A to this Prospectus is a schedule of the management fees the fund currently is obligated to pay the Adviser.
The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.
Subject to the supervision of the Board, the Adviser formulates an investment program for the fund, consistent with the fund’s investment goal and strategy, and regularly reports to the Board with respect to such program.
A discussion regarding the basis for the Board’s approval of the advisory agreement for the fund will be available in the fund’s semi-annual report to shareholders for the period ended June 30, 2010.
Portfolio Managers of the Fund
The following persons are portfolio managers of the fund:

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Bruce Speca
•	Portfolio manager of the fund since 2010

•	Chief Investment Officer and Executive Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009
Bob Boyda
•	Portfolio manager of the fund since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009
Steve Medina
•	Portfolio manager of the fund since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009
For more information about the portfolio managers, including information about their compensation, other accounts that they manage and any investments they have in the funds, see the SAI.
SHARE CLASSES AND RULE 12B-1 PLANS
Share Classes
     The fund may issue three classes of shares: Series I, Series II, and NAV shares. Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.
     The expenses of the fund are generally borne by its Series I, Series II, and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. “Class expenses,” however, are allocated to each class. “Class expenses” include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Adviser to be properly allocable to a particular class. The Adviser will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Adviser may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.
     All shares of the fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

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Rule 12b-1 Plans
          Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”).
          To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:
               (i) for any expenses relating to the distribution of the shares of the class,
               (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
               (iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.
          Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from the fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.
          The annual Rule 12b-1 fee rate currently accrued by the fund is set forth in the expense table of the fund. Subject to the approval of the Board, the fund may under the Plan charge Rule 12b-1 fees up to the following maximum annual rates:
Series I shares
an annual rate of up to 0.15% of the net assets of the Series I shares
Series II shares
an annual rate of up to 0.35% of the net assets of the Series II shares.
          Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in the fund and may, over time, be greater than other types of sales charges.
GENERAL INFORMATION
Purchase and Redemption of Shares
     Shares of the fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or

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redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
•	trading on the New York Stock Exchange (the “NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

•	the SEC by order so permits for the protection of security holders of JHT.
     Shares of the fund are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHT that operate as funds of funds and invest in Underlying Funds and to certain qualified retirement plans.
     Due to differences in tax treatments and other considerations, the interests of holder of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHT may conflict. The Board will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
Calculation of NAV
     The NAV of each of the fund’s share classes is determined once daily as of the close of regular trading on the NYSE (typically 4:00 p.m., Eastern Standard Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.
     Each share class of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.
Valuation of Securities
     Except as noted below, securities held by the fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investments companies held by the fund are valued based on the NAV of the Underlying Fund.
     Fair Valuation of Securities. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its

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fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the JHT’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.
     In deciding whether to a fair value a security, the JHT’s Pricing Committee may review a variety of factors, including:
in the case of foreign securities:
•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the market, and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.
     in the case of fixed-income securities:
•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.
in the case of all securities:
•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).
     Fair value pricing of securities is intended to help ensure that the fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that is no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed, and these differences could be material. With respect to any portion of the fund’s assets that is invested in other open-end investment companies, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

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Dividends
     JHT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for the fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.
Disruptive Short Term Trading
     None of the JHT funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).
     The Board has adopted procedures to deter Disruptive Short-Term Trading, and JHT seeks to deter and prevent such trading through several methods:
     First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.
     Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.
     Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.
     Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee

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accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.
Market timers may target funds with the following types of investments:
1.	Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV.

2.	Funds with significant investments in high yield securities that are infrequently traded; and

3.	Funds with significant investments in small cap securities.
Market timers may also target funds with other types of investments for frequent trading of shares.
Policy Regarding Disclosure of Fund Portfolio Holdings
     A description of the funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.
FINANCIAL HIGHLIGHTS
     This section normally details the performance of the fund’s share classes. Because the fund has not yet commenced operations, there are no financial highlights to report.

24

APPENDIX A — ADVISORY FEES
     Set forth below is the schedule of the annual percentage rates of the management fee for the fund. The advisory or management fee is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the fund.
     The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III, excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a)	The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the Aggregate Net Assets of (a) the fund, (b) each of the other JHT Lifestyle Trusts and (c) the six Lifestyle Portfolios, which are series of JHF II, determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of the fund.

Lifestyle Income Trust	Annual Percentage Rate	Advisory Fee Breakpoint
	0.05%	— first $7.5 billion; and
	0.04%	— excess over $7.5 billion.
(b)	The fee on Other Assets is stated as an annual percentage of the current value of the Aggregate Net Assets of (a) the fund, (b) each of the other JHT Lifestyle Trusts and (c) the six Lifestyle Portfolios, which are series of JHF II, determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

Lifestyle Income Trust	Annual Percentage Rate	Advisory Fee Breakpoint
	0.50%	— first $7.5 billion; and
	0.49%	— excess over $7.5 billion.

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FOR MORE INFORMATION
The following documents are available, which offer further information on JHT:
Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).
Statement of Additional Information
The SAI contains more detailed information on all aspects of the funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.
To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210
By phone: 1-800-344-1029
On the Internet: www.jhlifeinsurance.com or www.jhannuities.com
Or You May View or Obtain These Documents and Other Information
About the fund from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)
In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-800-SEC-0330
By electronic request: publicinfo@sec.gov
(duplicating fee required)
On the Internet: www.sec.gov
1940 Act File No. 811-04146

26

JOHN HANCOCK TRUST
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2010
Lifestyle Income Trust
This Statement of Additional Information (“SAI”) provides information about the fund listed above (“the fund”) (NAV shares, Series I shares and Series II shares), a separate series of John Hancock Trust (“JHT). This SAI contains information in addition to the information that is contained in the prospectus for the fund dated April 30, 2010 (the “Prospectus”). As of this date, neither of the fund’s share classes has an exchange ticker symbol. Information about other funds that are separate series of JHT is included in separate prospectuses and SAIs.
This SAI is not a prospectus. It should be read in conjunction with the Prospectus dated April 30, 2010. Copies of the Prospectus can be obtained free of charge by writing or telephoning:
John Hancock Trust
601 Congress Street, Boston, Massachusetts 02210
(800) 344-1029
www.johnhancockannuities.com

ORGANIZATION OF JOHN HANCOCK TRUST
JHT is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The fund is a series of JHT. The Board of Trustees (the “Board”) and shareholders of JHT have approved the conversion of JHT into a Delaware limited liability company. JHT may implement the conversion at such time as its management considers appropriate and does not expect that the conversion will have any adverse effect on the values of variable contracts that are determined by investment in the fund or any adverse federal income tax consequences for the owners of those contracts.
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT and the fund. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. MFC trades as ‘MFC’ on the Toronto Stock Exchange, New York Stock Exchange (the “NYSE”) and Philippine Stock Exchange, and under ‘0945’ on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.
INVESTMENT POLICIES
The fund operates as a “fund of funds” and primarily invests in shares of underlying funds of the Trust. The principal strategies and risks of investing in the fund are described in the Prospectus. The discussion of investment policies in this section of the SAI relates primarily to investments made by the underlying funds, although the fund may invest in certain of these instruments directly. See “Other Permitted Investments by the Fund” in the Prospectus. In this section of the SAI, unless otherwise noted, the term “the fund” refers to either or both the fund and the relevant underlying fund in which the fund invests. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the fund may be changed without shareholder approval. The fund may invest in the types of instruments described below, unless otherwise indicated in the Prospectus or this SAI.
Conversion of Debt Securities
In the event debt securities held by the fund are converted to or exchanged for equity securities, the fund may continue to hold such equity securities.
Money Market Instruments
Money market instruments (and other securities as noted under the fund description) may be purchased for temporary defensive purposes.
U.S. Government and Government Agency Obligations
U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Department of Treasury (“U.S. Treasury”). These securities include treasury bills, notes and bonds.

GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”). This guarantee is supported by the full faith and credit of the U.S. government.
U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to those issued by:
-	Student Loan Marketing Association (“SLMA”);

-	Federal Home Loan Banks (“FHLBs”);

-	Federal Intermediate Credit Banks; and

-	Federal National Mortgage Association (“Fannie Mae”).
U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Fannie Mae, the FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the SLMA are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.
No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.
Municipal Obligations
Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities, such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note, repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser or subadviser, as the case may be, in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, notes, repurchase agreements or other credit facility agreements offered by banks and other institutions.
Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.
The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Investors Service (“Fitch”) represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix I for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.
Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:
-	Export Development Corporation;

-	Farm Credit Corporation;

-	Federal Business Development Bank; and

-	Canada Post Corporation.

In addition, certain Crown Agencies that are not by law agents of Her Majesty may issue obligations that by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies that are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.
Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.
Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies that are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies that are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies that are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:
-	provincial railway corporation;

-	provincial hydroelectric or power commission or authority;

-	provincial municipal financing corporation or agency; and

-	provincial telephone commission or authority.
Any Canadian obligation acquired will be payable in U.S. dollars.
Certificates of Deposit, Time Deposits and Bankers’ Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.

Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations or other entities to finance short-term credit needs. Commercial paper may be issued in bearer or registered form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.
Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by the fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
The Adviser or a subadviser, as the case may be shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the Adviser’s or subadviser’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:
-	Federal Reserve System member bank;

-	primary government securities dealer reporting to the Federal Reserve Bank of New York Mellon’s Market Reports Division; or

-	broker/dealer that reports U.S. Government securities positions to the Federal Reserve Board.
The fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.
The Adviser or the subadviser, as the case may be, will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. The fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
Market Events
Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.
In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.
Other Instruments
The following discussion provides an explanation of some of the other instruments in which the fund may directly invest consistent with its investment objectives and policies.
Warrants & Rights
The fund may purchase warrants, including warrants traded independently of the underlying securities. The fund may also receive rights or warrants as part of a unit or attached to securities purchased.
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Reverse Repurchase Agreements
The fund may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, the fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in the fund’s NAV per share. The fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, the fund receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if the fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if the fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
-	one-year, three-year and five-year constant maturity Treasury Bill rates;

-	three-month or six-month Treasury Bill rates;

-	11th District Federal Home Loan Bank Cost of Funds;

-	National Median Cost of Funds; or

-	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, the fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in the fund would likely decrease. During periods of declining interest rates, income to the fund derived from adjustable rate mortgages that remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, the fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
-	mortgage bankers;

-	commercial banks;

-	investment banks;

-	savings and loan associations; and

-	special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the fund invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of the fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to the fund’s relatively stable NAV.
Inverse Floaters. The fund may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of the fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities, which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, the fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus disclosure for the fund, the fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Fitch or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
-	liquidity protection; and

-	default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

-	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

-	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

-	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. The fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the fund as illiquid securities; however, an active dealer market may exist for CDOs allowing transactions in CDOs to qualify as eligible transactions under Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds

Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The fund also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.
Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Additional Investment Policies.”
Tax Considerations. Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Loans and Other Direct Debt Instruments
The fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that the fund supply additional cash to a borrower on demand.
High Yield (High Risk) Domestic Corporate Debt Securities
High yield U.S. corporate debt securities in which the fund may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates, except bank loans, which usually have floating rates. The fund may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S.

corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (“Brady Bonds”). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the fund may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
-	the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds);

-	bonds issued at a discount from face value (generally known as discount bonds);

-	bonds bearing an interest rate which increases over time; and

-	bonds issued in exchange for the advancement of new money by existing lenders.
Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the fund will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.
Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (“IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
The fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the fund invests are likely to be acquired at a discount.

Sovereign Debt Obligations
The fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies and instrumentalities, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.
Indexed Securities
The fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”).
Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
-	prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or

-	an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”).

Hybrid Instruments may take a variety of forms, including, but not limited to:
-	debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;

-	preferred stock with dividend rates determined by reference to the value of a currency; or

-	convertible securities with the conversion terms related to a particular commodity.
Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.
Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark (“Benchmark”). The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.
Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.
Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter (“OTC”) market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor.
Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodity Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (“SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of the fund that invests in such instruments.
Depositary Receipts
The fund may invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, International Depositary Receipts and Non-Voting Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” “IDRs” and “NVDRs,” respectively) as described in the Prospectus.
Securities of foreign issuers may include ADRs, EDRs, GDRs, IDRs, NVDRs and other similar securities, including, without limitation, dual listed securities. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.
Securities of foreign issuers also include EDRs, GDRs, IDRs and NVDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, IDRs and NVDRs are not necessarily quoted in the same currency as the underlying security.
Variable and Floating Rate Obligations
The fund may invest in floating or variable rate securities. Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of: (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand; or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.
Exchange Traded Funds (“ETFs”)

The fund may invest in ETFs. These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees that increase their costs.
ADDITIONAL INVESTMENT POLICIES
The following provides a more detailed explanation of some investment policies.
Lending Securities
In this section of the SAI, unless otherwise noted, the term “the fund” refers to either or both the fund and the relevant underlying fund in which the fund invests. The fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such fund’s total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.
The fund anticipates that securities will be loaned only under the following conditions:
(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;
(2) the loan must be made in accordance with NYSE rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and
(3) the fund may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, the fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to the fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of the fund’s total assets that may be committed to such transactions.
Under normal circumstances, when purchasing securities on a when-issued or forward commitment basis, the fund will take delivery of the securities, but the fund may, if deemed advisable, sell the securities before the settlement date. In general, the fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such basis, the fund will maintain on its records liquid assets consisting of cash, liquid high quality debt obligations or other assets equal to the amount of the commitments to purchase when-

issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on the fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the fund may purchase when-issued or forward commitment securities.
Mortgage Dollar Rolls
The fund may enter into mortgage dollar rolls. Under a mortgage dollar roll, the fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into “covered rolls.” A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction or for which the fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in the fund’s NAV per share.
Illiquid Securities
The fund may not may invest more than 15% of its net assets in illiquid securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the fund may be forced to sell them at a discount from the last offer price.
Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; (d) securities of new and early stage companies whose securities are not publicly traded; and (e) securities that trade in inactive markets.
Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A under the 1933 Act, or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The Adviser or subadviser, as the case may be, decides, subject to the Trustees’ oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of the fund’s investment restriction. The Adviser or subadviser, as the case may be, will also monitor the liquidity of Rule 144A securities held by the fund. To the extent that Rule 144A securities held by the fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the fund could be adversely affected.
Short Sales
The fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
The fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, the fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that: (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.
Investment in Other Investment Companies
The fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief granted by the SEC.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.
Loan Participations and Assignments
The fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When the fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Index-Related Securities (“Equity Equivalents”)
The fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), or S&P’s Depositary Receipts (“SPDRs”) (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the fund’s assets across a broad range of securities.
To the extent the fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if the fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of the fund.
Fixed-Income Securities
The fund may invest in investment grade bonds, rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as those rated Aaa, Aa, A and Baa by Moody’s or AAA, AA, A and BBB by S&P or Fitch. The fund may also invest in obligations rated in the lowest of the top four rating categories (such as Baa by Moody’s or BBB by S&P or Fitch). These obligations may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by the fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that Moody’s, S&P, Fitch and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by the fund, although the Adviser or subadviser, as the case may be, will consider these events in determining whether it should continue to hold the securities.

RISK FACTORS
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectus, by owning shares of the underlying funds, the fund indirectly invests in the securities and instruments held by the underlying funds and bears the same risks as the underlying funds in which it invests. To the extent a fund of funds invests in securities or instruments directly, the fund of funds will be subject to the same risks. In this section of the SAI, except where otherwise noted, the term “the fund” refers to either or both the fund and the relevant underlying fund in which the fund invests.
Non-Diversified
An underlying fund may be non-diversified.
Definition of Non-Diversified. An underlying fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by its own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.
Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.
Small and Medium Size Companies
Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of the fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.
Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for the fund, the Adviser or a subadviser, as the case may be, may not be aware of problems associated with the company issuing the security.
Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
Foreign Securities

Currency Fluctuations. Investments in foreign securities may cause the fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.
Political and Economic Conditions. Investments in foreign securities subject the fund to the political or economic conditions of the foreign country. These conditions could cause the fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries, which are more likely to be politically unstable. Such political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay the fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, the fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.
Nationalization of Assets. Investments in foreign securities subject the fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for the fund, the Adviser or subadviser, as the case may be, may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Investment Company Securities
The fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.
Risk Factors Relating to Fund of Fund Investments in Underlying Funds
The fund invests primarily in shares of underlying funds of the Trust. The following discussion provides information on the risks specifically associated with the fund’s investment in the underlying funds. In this discussion, the term “the fund” refers solely to the Lifestyle Income Trust.
As permitted by Section 12 of the 1940 Act, the fund invests in a number of other funds and may reallocate or rebalance assets among the underlying funds.
From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of the fund (“Rebalancings”), as effected by the Adviser. Shareholders should note that Rebalancings may adversely affect the underlying funds. The underlying funds subject to redemptions by the fund may find it necessary to sell securities, and the underlying funds that receive additional cash from the fund will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when the fund owns, redeems, or invests in, a substantial portion of an underlying fund. Rebalancings could adversely affect the performance of one or more underlying funds and, therefore, the performance of the fund.
Possible adverse effects of Rebalancings on the underlying funds include:
1. The underlying funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.
2. Rebalancings may increase brokerage and/or other transaction costs of the underlying funds.
3. When the fund owns a substantial portion of an underlying fund, a large redemption by the fund could cause that underlying fund’s expenses to increase and could result in its portfolio becoming too small to be economically viable.
Both the fund and the underlying funds are managed by the Adviser. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the fund and the underlying funds. The Adviser will monitor the impact of Rebalancings on the underlying funds and attempt to minimize any adverse effect of the Rebalancings on the underlying funds, consistent with pursuing the investment objective of the fund. However, there is no guarantee that the Adviser will be successful in doing so.
Shareholders should also note that the Adviser may have an incentive to employ fund assets to advance MFC’s interests or the interests of an underlying fund. For example, the Adviser and MFC Global Investment Management (U.S.A.) Limited, the subadviser to a number of underlying funds and an affiliate of the Adviser (“MFC Global (U.S.A.)”), may have an incentive to select underlying funds that are more profitable to MFC. The Adviser, MFC Global (U.S.A.), or their affiliates may determine that the allocation of additional assets to a particular underlying fund may be beneficial to the underlying fund to offset redemptions, to increase the underlying fund’s total assets, or for other reasons. The investment of fund assets in a recently-created underlying fund may provide seed capital to the underlying fund that might otherwise be provided by an MFC affiliate.
In addition, MFC and its John Hancock insurance company subsidiaries may benefit from investment decisions made by the Adviser and MFC Global (U.S.A.), including allocation decisions with respect to fund assets. For example, the Adviser and MFC Global (U.S.A.), by selecting more conservative investments or investments that lend themselves to hedging strategies, or by making more conservative allocations of fund assets by increasing the percentage allocation to underlying funds that invest primarily in fixed-income securities or otherwise, may reduce the regulatory capital requirements which the John Hancock insurance company subsidiaries of MFC must satisfy to support guarantees under variable annuity and insurance contracts which they issue, or aid the John Hancock insurance company subsidiaries with hedging their investment exposure under their variable annuity and insurance contracts.
Stripped Securities
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.
Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments, which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.
The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the fund have a compounding effect that will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
Collateralized Mortgage Obligations. The fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity
Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Securities Linked to the Real Estate Market

Investing in securities of companies in the real estate industry subjects the fund to the risks associated with the direct ownership of real estate. These risks include:
-	declines in the value of real estate;

-	risks related to general and local economic conditions;

-	possible lack of availability of mortgage funds;

-	overbuilding;

-	extended vacancies of properties;

-	increased competition;

-	increases in property taxes and operating expenses;

-	change in zoning laws;

-	losses due to costs resulting from the clean-up of environmental problems;

-	liability to third parties for damages resulting from environmental problems;

-	casualty or condemnation losses;

-	limitations on rents;

-	changes in neighborhood values and the appeal of properties to tenants; and

-	changes in interest rates.
Therefore, when investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry include real estate investment trusts (“REITs”), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.
Industry or Sector Investing

When the fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, when investing in a particular industry or sector, the fund is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.
Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings, which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.
Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. These companies are all subject to extensive regulation, rapid business changes and volatile performance dependent upon the availability and cost of capital, prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.
Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Utilities. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.
Initial Public Offerings (“IPOs”)
A fund may invest a portion of its assets in shares of IPOs, consistent with its investment objectives and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on the fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to the fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the fund may hold IPO shares for a very short period of time. This may increase the turnover of the fund and may lead to increased expenses for the fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
U.S. Government Securities
The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the GNMA. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac.
High Yield (High Risk) Securities
General. A fund may invest in high yield (high risk) securities, consistent with its investment objectives and policies. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.
Interest Rate Risk. To the extent the fund invests primarily in fixed-income securities, the NAV of the fund’s shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.
Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.
These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If the fund is not able to obtain precise or accurate market quotations for a particular high yield debt security, it will be more difficult for the Adviser or subadviser, as the case may be, to value its investments.
Less liquid secondary markets may also affect the fund’s ability to sell securities at their fair value. The fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of the fund’s assets invested in illiquid securities may increase.
Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.
Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:
-	the obligor’s balance of payments, including export performance;

-	the obligor’s access to international credits and investments;

-	fluctuations in interest rates; and

-	the extent of the obligor’s foreign reserves.

Obligor’s Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuation in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.
Obligor’s Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.
The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, if the fund holds foreign sovereign debt securities, it may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
-	reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and

-	obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Securities in the Lowest Rating Categories. Certain debt securities in which the fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody’s, S&P or Fitch. These securities are rated Caa or lower by Moody’s or CCC or lower by S&P or Fitch. These securities are considered to have the following characteristics:

-	extremely poor prospects of ever attaining any real investment standing;

-	current identifiable vulnerability to default;

-	unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;

-	are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or

-	are default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by the fund with a commensurate effect on the value of the fund’s shares.
HEDGING AND OTHER STRATEGIC TRANSACTIONS
In this section of the SAI, the term “the fund” refers to either or both the fund and the relevant underlying fund in which the fund invests. Hedging refers to protecting against possible changes in the market value of securities the fund already owns or plans to buy or protecting unrealized gains in the fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by the fund, consistent with its investment objectives and policies, are described below:
-	exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed-income indices and other financial instruments;

-	financial futures contracts (including stock index futures);

-	interest rate transactions*;

-	currency transactions**;

-	swaps (including interest rate, index, equity, credit default swaps and currency swaps); and

-	structured notes, including hybrid or “index” securities.

*	A fund’s interest rate transactions may take the form of swaps, caps, floors and collars.

**	A fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and other strategic transactions may be used for the following purposes:
-	to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations;

-	to protect the fund’s unrealized gains in the value of its securities;

-	to facilitate the sale of the fund’s securities for investment purposes;

-	to manage the effective maturity or duration of the fund’s securities;

-	to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or

-	to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”
Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the fund the right to sell the instrument at the option exercise price.
If and to the extent authorized to do so, the fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
Risk of Selling Put Options. In selling put options, the fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund’s purchase of a call option on an underlying instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.
Partial Hedge or Income to the Fund. If the fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the fund or will increase the fund’s income. Similarly, the sale of put options can also provide fund gains.
Covering of Options. All call options sold by the fund must be “covered” (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).
Risk of Selling Call Options. Even though the fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

Exchange-Listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.
OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
-	insufficient trading interest in certain options;

-	restrictions on transactions imposed by an exchange;

-	trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;

-	interruption of the normal operations of the OCC or an exchange;

-	inadequacy of the facilities of an exchange or the OCC to handle current trading volume; and/or

-	a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.
OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser or subadviser, as the case may be, must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve

Bank of New York Mellon as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Adviser or subadviser, as the case may be. In the absence of a change in the current position of the SEC staff, OTC options purchased by the fund and the amount of the fund’s obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.
Types of Options That May Be Purchased. The fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
The fund reserves the right to invest in options on instruments and indices that may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.
General Characteristics of Futures Contracts and Options on Futures Contracts
The fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
-	as a hedge against anticipated interest rate, currency or market changes;

-	for duration management;

-	for risk management purposes; and

-	to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
With respect to futures contracts that are not legally required to “cash settle,” the fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle”, such as Eurodollar, UK 90-day and Euribor futures; however, the fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, the fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.
Use Will Be Consistent with Applicable Regulatory Requirements. The fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.
Margin. Maintaining a futures contract or selling an option on a futures contract will typically require the fund to deposit with a financial intermediary or in a segregated account at the fund’s custodian, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the fund. If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.
Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by the fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund’s securities.
Stock Index Futures
Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures. Below are some examples of how Index Futures may be used:
-	In connection with the fund’s investment in common stocks, the fund may invest in Index Futures while the Adviser or subadviser, as the case may be, seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

-	The fund may also invest in Index Futures when the Adviser or subadviser, as the case may be, believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund’s pending investment in such stocks when they do become available.

-	Through the use of Index Futures, the fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs that may be associated with investment in multiple issuers. This may permit the fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security), which may result from increases or decreases in positions already held by the fund.

-	The fund may also invest in Index Futures in order to hedge its equity positions.
Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. The fund will not act as a “commodity pool” (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).
Options on Securities Indices and Other Financial Indices
The fund may purchase and sell call and put options on securities indices and other financial indices (“Options on Financial Indices”). In so doing, the fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument, except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.
Yield Curve Options
The fund may also enter into options on the “spread,” or yield differential, between two fixed-income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, the fund may purchase or write such options for hedging purposes. For example, the fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Adviser or subadviser, as the case may be, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the fund will be “covered.” A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund’s net liability under the two options. Therefore, the fund’s liability for such a covered option is generally limited to the difference between the amounts of the fund’s liability under the option written by the fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.
Currency Transactions
The fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
-	forward currency contracts;

-	exchange-listed currency futures contracts and options thereon;

-	exchange-listed and OTC options on currencies; and

-	currency swaps.
A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements.” A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the Adviser or subadviser, as the case may be.
The fund’s dealings in forward currency contracts and other currency transactions, such as futures contracts, options, options on futures contracts and swaps, will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.
The fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When the fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the fund in an amount not less than the value of the fund’s total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the fund’s commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund’s commitments under the non-deliverable forward agreement.
Since the fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the fund could sustain losses on the non-deliverable forward transaction. The fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of the fund, which will generally arise in connection with the purchase or sale of the fund’s securities or the receipt of income from them.
Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.

Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.
Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.
Risk of Currency Transactions. Currency transactions are subject to risks different from other fund transactions, as discussed below under “Risk Factors.” If the fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”
Combined Transactions
The fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although the fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund’s objective.
Swap Agreements and Options on Swap Agreements
Among the hedging and other strategic transactions into which the fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit, credit default and event-linked swaps, as well as other credit, equity and commodity derivatives. To the extent the fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The fund may also enter into options on swap agreements (“Swap Options”).
The fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible, among others.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index). A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with its investment objective and general investment policies, the fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.
The fund may also enter into Swap Options. A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund may also write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular option agreement, the fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When the fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by the fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of the fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the fund’s investment restriction concerning senior securities. No fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund’s total assets.
The fund may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If the fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if the fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which the fund is the buyer, the fund will segregate or “earmark” cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which the fund is the seller, the fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.
Whether the fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the ability of the Adviser or subadviser, as the case may be, to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to the fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the fund’s interest. A fund bears the risk that the Adviser or subadviser, as the case may be, will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If the Adviser or subadviser, as the case may be, attempts to use a swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms.

Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.
Eurodollar Instruments
The fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.
Risks of Hedging and Other Strategic Transactions
Hedging and other strategic transactions have special risks associated with them, including:
-	possible default by the counterparty to the transaction;

-	markets for the securities used in these transactions could be illiquid; and

-	to the extent the assessment by the Adviser or subadviser, as the case may be, of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the fund.
Losses resulting from the use of hedging and other strategic transactions will reduce the fund’s NAV, and possibly income. Losses can be greater than if hedging and other strategic transactions had not been used.
Options and Futures Transactions. Options transactions are subject to the following additional risks:
-	option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause the fund to hold a security it might otherwise sell (in the case of a call option); and

-	options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, the fund might not be able to close out a transaction without incurring substantial losses.
Futures transactions are subject to the following additional risks:
-	The degree of correlation between price movements of futures contracts and price movements in the related securities position of the fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.

-	Futures markets could become illiquid. As a result, in certain markets, the fund might not be able to close out a transaction without incurring substantial losses.

Although the fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.
Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
-	Currency hedging can result in losses to the fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

-	Proxy hedging involves determining the correlation between various currencies. If the determination of the Adviser or subadviser, as the case may be, of this correlation is incorrect, the fund’s losses could be greater than if the proxy hedging were not used.

-	Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to the fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.
Risks of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above, but could also be adversely affected by:
-	foreign governmental actions affecting foreign securities, currencies or other instruments;

-	less stringent regulation of these transactions in many countries as compared to the United States;

-	the lack of clearing mechanisms and related guarantees in some countries for these transactions;

-	more limited availability of data on which to make trading decisions than in the United States;

-	delays in the fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;

-	the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and

-	lower trading volume and liquidity.
Use of Segregated and Other Special Accounts
Use of extensive hedging and other strategic transactions by the fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by the fund to pay or deliver securities or assets must be covered at all times by: (a) holding the securities, instruments or currency required to be delivered; or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid assets at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.
Call Options. A call option on securities written by the fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.
Put Options. A put option on securities written by the fund will require the fund to segregate cash or other liquid assets equal to the exercise price.
OTC Options. OTC options entered into by the fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although the fund will not be required to do so. As a result, when the fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by the fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
Currency Contracts. Except when the fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to the fund’s obligations or to segregate cash or other liquid assets equal to the amount of the fund’s obligations.
Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, the fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.
Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to the fund’s net obligation, if any.
Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, the fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.
Other Limitations
The fund will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, the fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.
For purposes of this limitation, to the extent the fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.
INVESTMENT RESTRICTIONS
There are two classes of investment restrictions to which JHT is subject in implementing the investment policies of the fund: (a) fundamental; and (b) non-fundamental. Fundamental restrictions with respect to the fund may only be changed by a vote of a majority of the fund’s outstanding voting securities, which means a vote of the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Board without shareholder approval.
When submitting an investment restriction change to the holders of JHT’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to the fund if a majority of the outstanding voting securities (as described above) of the fund vote for the approval of the matter, notwithstanding that the matter has not been approved by: (1) the holders of a majority of the outstanding voting securities of any other series of JHT affected by the matter: or (2) the vote of a majority of the outstanding voting securities of JHT.
Restrictions (1) through (8) are fundamental. Restrictions (9) through (12) are non-fundamental.
Fundamental
Unless the fund is specifically excepted by the terms of a restriction:
(1) The fund may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry in violation of the requirements of the 1940 Act, as amended, as interpreted or modified by the SEC from time to time.
(2) The fund has elected to be treated a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3) The fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(4) The fund may not engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(5) The fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.
(6) The fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) The fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(8) The fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Non-Fundamental
Unless the fund is specifically excepted by the terms of a restriction, the fund will not:
(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.
(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(11) Purchase securities for the purpose of exercising control or management.
(12) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the fund, except in an amount of not more than 33 1/3% of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.
     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of the fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the Adviser’s assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of the fund’s investment, resulting from market fluctuations or other changes in the fund’s total assets will not require the fund to dispose of an investment. In the event that rating services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
MANAGEMENT OF JHT
The business of JHT, an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” of the fund (as defined by the 1940 Act) or the Adviser (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the fund and who execute policies formulated and overseen by the Trustees. Several of the Trustees and officers of JHT are also officers or directors of the

Adviser, or officers or directors of the principal distributor to the fund, John Hancock Distributors, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHT, including their principal occupations. Each Trustee oversees all funds of JHT, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2009, the John Hancock fund complex consisted of 256 funds (the “John Hancock Fund Complex” or “Fund Complex”). The business address of all Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
Independent Trustees

			Number of John
			Hancock Funds
	Position with	Principal Occupation(s) and other Directorships	Overseen by
Name (Year of Birth)	JHT [1]	During Past 5 Years	Trustee
Charles L. Bardelis	Trustee	Director, Island Commuter Corp. (marine transport)	210
(1941)	(since 1988)	(since 1963).

		Trustee of John Hancock Funds II (“JHF II”) (since
		2005).

Peter S. Burgess	Trustee	Consultant (financial, accounting and auditing matters)	210
(1942)	(since 2005)	(since 1999); Certified Public Accountant; Partner, Arthur
		Andersen (independent registered public accounting firm)
		(prior to 1999).

		Director of the following publicly traded companies:
		PMA Capital Corporation (since 2004) and Lincoln
		Educational Services Corporation (since 2004).

		Trustee of JHF II (since 2005).

Elizabeth G. Cook	Trustee	Expressive Arts Therapist, Massachusetts General	210
(1937)	(2005-2009)	Hospital (2001 to 2007); Expressive Arts Therapist, Dana
		Farber Cancer Institute (2000 to 2004).

		Trustee of JHF II (2005-2009).

Theron S. Hoffman	Trustee	Chief Executive Officer, T. Hoffman Associates, LLC	210
(1947)	(since 2008)	(management consulting) (since 2003); Director, The
		Todd Organization (design of executive benefit plans)
		(since 2003); President, Westport Resources Management
		(investment management) (2006 to 2008);
		Partner/Operating Head & Senior Managing Director,
		Putnam Investments (2000 to 2003).

		Trustee of JHF II (since 2008).

Hassell H. McClellan	Trustee	Associate Professor, The Graduate School of The Wallace	210
(1945)	(since 2005)	E. Carroll School of Management, Boston College (since
		1984).

		Trustee of JHF II (since 2005) and Trustee of Virtus
		Funds (formerly Phoenix Mutual Funds) (since 2008).

Number of John
Hancock Funds
	Position with	Principal Occupation(s) and other Directorships	Overseen by
Name (Year of Birth)	JHT [1]	During Past 5 Years	Trustee
James M. Oates	Trustee	Managing Director, Wydown Group (financial consulting	210
(1946)	(since 2004)	firm) (since 1994); Chairman, Emerson Investment
Management, Inc. (since 2000); Independent Chairman,
	Chairman	Hudson Castle Group, Inc. (formerly IBEX Capital
	(since 2005)	Markets, Inc. (financial services company) (1997 to
2006).

Director of the following publicly traded companies:
Stifel Financial (since 1996); Investor Financial Services
Corporation (1995 to 2007); and Connecticut River
Bancorp, (since 1998).

Director of the following mutual funds: Director, Virtus
Funds (since 1988); and Emerson Investment
Management (since 2000).

Trustee of JHF II (since 2005).

Steven M. Roberts	Trustee	Board of Governors Deputy Director Division of Banking	210
(1944)	(since 2008)	Supervision and Regulation, Federal Reserve System (2005 to
2008); Partner, KPMG (1987 to 2004).

Trustee of JHF II (since 2008).

1	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
Non-Independent Trustees

Number of John
Hancock Funds
	Position with	Principal Occupation(s) and other Directorships	Overseen by
Name (Year of Birth)	JHT[1]	During Past 5 Years	Trustee
James R. Boyle [2]	Trustee	Executive Vice President, Manulife Financial Corporation	256
(1959)	(since 2005)	(since 1999); President, John Hancock Life Insurance
Company (U.S.A.); Chairman and Director, John
Hancock Advisers, LLC (“JHA”), The Berkeley Financial
Group, LLC (“The Berkeley Group”) (holding company)
and John Hancock Funds, LLC (“John Hancock Funds”)
(since 2005); Chairman and Director, the Adviser (since
2006).

			Number of John
			Hancock Funds
Name (Year of Birth)	Position with JHT[1]	Principal Occupation(s) and other Directorships During Past 5 Years	Overseen by Trustee
Grace K. Fey [3] (1946)	Trustee (since 2008)	Trustee of JHF II (since 2008); Chief Executive Officer, Grace Fey Advisors (nonprofit and corporate board consulting) (since 2007); Director & Executive Vice President, Frontier Capital Management Company (1988 to 2007); Director, Fiduciary Trust (since 2009).	210

(1)	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2)	Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his positions with Manulife Financial Corporation (and its affiliates), the ultimate controlling parent of the Adviser.

(3)	Ms. Fey is an “interested person” (as defined in the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a sub-adviser of certain funds of JHF II and JHT.
Principal Officers who are not Trustees

Name (Year of Birth)	Position with JHT	Principal Occupations During Past 5 Years
Hugh McHaffie (1959)	President (since 2009)	Executive Vice President, John Hancock Wealth Management (since 2006, including prior positions); Senior Vice President, Individual Business Product Management, MetLife, Inc. (1999 to 2006).

Thomas M. Kinzler (1955)	Chief Legal Officer and Secretary (since 2006)	Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds (“JHF”), JHF II, John Hancock Funds III (“JHF III”) and JHT (since 2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999 to 2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000 to 2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004 to 2006).

Francis V. Knox, Jr. (1947)	Chief Compliance Officer (“CCO”) (since 2005)	Vice President and CCO, the Adviser, JHA and MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Vice President and CCO, JHF, JHF II, JHF III and JHT (since 2005).

Charles A. Rizzo (1959)	Chief Financial Officer (since 2007)	Chief Financial Officer, JHF, JHF II, JHF III and JHT (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005 to 2007); Vice President, Goldman Sachs (2005 to 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003 to 2005).

Michael J. Leary (1965)	Treasurer (since 2009)	Vice President, John Hancock Life Insurance Company (U.S.A.) and Assistant Treasurer for JHF, JHF II, JHF III and JHT (since 2007); Vice President and Director of Fund Administration, JP Morgan (2004 to 2007).

John G. Vrysen	Chief Operating	Senior Vice President, MFC (since 2006); Director, Executive Vice

Name (Year of Birth)	Position with JHT	Principal Occupations During Past 5 Years
(1955)	Officer (since 2007) Chief Financial Officer (2005 to 2007)	President and Chief Operating Officer, JHA, The Berkley Group, the Adviser and John Hancock Funds (since 2007); Chief Operating Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007), Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, JHA, The Berkley Group, MFC Global (U.S.), the Adviser, JHF, JHF II, JHF III and JHT (2005 to 2007); Vice President, MFC (until 2006).
Additional Information About the Trustees
In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. Each Trustee has experience as a Trustee of the Trust, as well as experience as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the funds in a manner consistent with the best interests of the funds’ shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.
     Charles L. Bardelis — As a director and former chief executive of an operating company, Mr. Bardelis has experience with a variety of financial, staffing, regulatory and operational issues. He also has experience as a director of publicly traded companies.
     James R. Boyle — Through his positions as Chairman and Director of the Adviser, position as a senior executive of MFC, the Adviser’s parent company, and positions with other affiliates of the Adviser, Mr. Boyle has experience in the development and management of registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.
     Peter S. Burgess — As a financial consultant and certified public accountant and a former partner in a major independent registered public accounting firm, Mr. Burgess has experience in the auditing of financial services companies and mutual funds. He also has experience as a director of publicly traded operating companies.
     Elizabeth G. Cook — As a former Trustee of John Hancock Variable Series Trust I and a former director of Liberty Bank and Trust, Ms. Cook has experience in the mutual fund and banking industry. As an expressive arts therapist, Ms. Cook has experience in interpersonal communication.
     Grace K. Fey — As a consultant to nonprofit and corporate boards, and as a former director and executive of an investment management firm, Ms. Fey has experience in the investment management industry. She also has experience as a director of another operating company.
     Theron S. Hoffman — As a consultant and as a former executive of an investment management firm, Mr. Hoffman has experience in executive management and corporate operations.
     Hassell H. McClellan — As a professor in the graduate management department of a major university and as a former director of several privately held companies, Mr. McClellan has experience in corporate and financial matters. He also has experience as a director of other investment companies not affiliated with the Trust.

     James M. Oates — As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. Mr. Oates previously served as chief executive officer of two banks. He also has experience as a director of other publicly traded companies and investment companies not affiliated with the Trust. Mr. Oates, an Independent Trustee, serves as the Board’s Chairman.
     Steven M. Roberts — As an economist, former assistant to a Federal Reserve Chairman, and Deputy Director of the Division of Banking Supervision and Regulation of the Federal Reserve, Board, and as a former partner in a major independent registered public accounting firm, Mr. Roberts has experience with economic and monetary policy, federal financial regulation, and accounting.
Duties and Compensation of Trustees
The Trust is organized as a Massachusetts business trust. Under the Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. Each Trustee has the experience, skills, attributes or qualifications described above (see “Principal Occupation(s) and Other Directorships” and “Additional Information About the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the Trust. The Board met eight times during the latest fiscal year.
The Board has appointed an Independent Trustee as Chairman. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the funds’ operations and meaningful representation of the shareholders’ interests, given the number of funds offered by the Trust and the amount of assets that these funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Boyle, as Chairman and Director of the Adviser, and senior executive of MFC, the Adviser’s parent company, and of other affiliates of the Adviser, provides the Board with the Adviser’s perspective in managing and sponsoring the funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
Board Committees
The Board has a standing Audit Committee composed solely of Independent Trustees (Messrs. Bardelis, Burgess and Roberts). Mr. Burgess serves as Chairman of this Committee. The Committee met four times during the Trust’s last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of an independent registered public accounting firm for the Trust, approve all significant services proposed to be performed by its independent registered public accounting firm and to consider the possible effect of such services on its independence.
The Board also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210. Any

shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) in order to be considered by the Nominating Committee.
The Board also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Trust. The Compliance Committee is composed of the following Trustees: Ms. Cook, Messrs. McClellan, Oates, and Hoffman, and Ms. Fey). Mr. McClellan serves as Chairman of this Committee. The Compliance Committee met four times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of funds. The Investment Committees are composed of the following Trustees: Investment Committee A: Ms. Cook and Messrs. Oates and Hoffman; Investment Committee B: Messrs. Bardelis and Roberts; Investment Committee C: Messrs. McClellan, Boyle and Burgess, and Ms. Fey. Messrs. Oates, Bardelis and McClellan serve as Chairmen of Investment Committee A, B and C, respectively. Each Investment Committee met five times during the last fiscal year.
Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.
Risk Oversight
As registered investment companies, the funds are subject to a variety of risks, including investment risks, financial risks, compliance risks, and operational risks. As part of its overall activities, the Board oversees the management of the funds’ risk management structure by various departments of the Adviser, including: Investment Management Services Group (which oversees the funds’ sub-advisers and investment management operations) (“IMS”), Fund Administration, Legal, and Internal Audit; as well as by the Trust’s Chief Compliance Officer (“CCO”). The responsibility to manage the funds’ risk management structure on a day-to-day basis is subsumed within the Adviser’s overall investment management responsibilities. The Adviser has its own, independent interest in risk management. The Adviser’s risk management program is part of the overall risk management program of John Hancock, the Adviser’s parent company.
The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board discharges risk oversight as part of its overall activities, with the assistance of its Investment, Audit and Compliance Committees. In addressing issues regarding the funds’ risk management between meetings, appropriate representatives of the Adviser communicate with the Chairperson of the Board, the relevant Committee Chair or the Trust’s CCO, who is directly accountable to the Board. As appropriate, the Chairman of the Board and the Committee Chairs confer among themselves, with the Trust’s CCO, the Adviser, other service providers, external fund counsel, and counsel to the Independent Trustees, to identify and review risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion with management.
The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to financial reporting matters. In addition, this Committee oversees the process of each fund’s valuation of its portfolio securities, with day-to-day responsibility for valuation determinations having been delegated to the funds’ Pricing Committee (comprised of officers of the Trust).
Each Investment Committee assists the Board in overseeing the significant investment policies of the relevant funds. The Adviser monitors these policies and may recommend changes to this Committee in response to sub-adviser requests or other circumstances. On a quarterly basis, this Committee reviews reports from IMS regarding the relevant funds’ investment performance, which include information about investment risks and how they are managed.
The Compliance Committee assists the Board in overseeing the activities of the Trust’s CCO with respect to the compliance programs of the funds, the Adviser, the sub-advisers, and certain of the funds’ other service providers (the distributor and transfer agent). This Committee and the Board receive and consider the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs. This Committee and the Board also receive and consider reports from the Trust’s CCO throughout the year. As part of its oversight responsibilities, the Board has approved various compliance policies and procedures.

Each of the above Board Committees meets at least quarterly. Each Committee presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the funds’ risk management. The Board also may discuss particular risks that are not addressed in the Committee process.
In addition, in its annual review of the funds’ advisory, sub-advisory and distribution agreements, the Board reviews information provided by the Adviser, the sub-advisers and the distributor relating to their operational capabilities, financial condition and resources.
The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of funds in the fund complex and the effectiveness of its committee structure. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
Finally, John Hancock’s Chief Risk Officer supports the Adviser’s risk management program, and may report to the Board periodically on risk management. John Hancock’s Chief Risk Officer reports directly to the President of John Hancock and, indirectly, to the Chief Risk Officer of Manulife Financial Corporation, John Hancock’s parent company.
Compensation
JHT pays the following fees to its Independent Trustees as well as Ms. Fey, an interested Trustee. Each Independent Trustee and Ms. Fey receives an annual retainer of $110,000 and a fee of $14,000 for each meeting of the Trustees that he or she attends in person. The Chairman of the Board receives an additional $65,000 annual retainer. The Chairman of the Audit Committee receives an additional $15,000 annual retainer. The Chairman of the Compliance Committee receives an additional $12,500 annual retainer. Trustees are reimbursed for travel and other out-of-pocket expenses.
Compensation Table (1)(2)

	AGGREGATE COMPENSATION FROM	TOTAL COMPENSATION FROM JOHN
TRUSTEE	JHT — FISCAL YEAR ENDED DECEMBER	HANCOCK FUND COMPLEX — FISCAL
Independent Trustees	31, 2009 (1)	YEAR ENDED DECEMBER 31, 2009 (2)
Charles L. Bardelis	$	$
Peter S. Burgess	$	$
Elizabeth Cook	$	$
Theron S. Hoffman	$	$
Hassell H. McClellan	$	$
James M. Oates	$	$
Steven M. Roberts	$	$
Interested Trustees
James R. Boyle
Grace K. Fey	$	$

(1)	Compensation received for services as a Trustee. JHT does not have a pension, retirement or deferred compensation plan for any of its Trustees or officers.

(2)	As noted above, Ms. Cook and Messrs. Bardelis, Boyle, Burgess, McClellan and Oates are also Trustees of JHF II, which is within the same family of investment companies as JHT.

(3)	Ms. Fey is an “interested person” (as defined in the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a sub-adviser of certain funds of JHF II and JHT.

TRUSTEE OWNERSHIP OF THE FUND
     The table below lists the amount of securities of the fund beneficially owned by each Trustee as of December 31, 2009. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

	Lifestyle Income Trust	Total– John Hancock Fund Complex
Charles L. Bardelis	A	E
James R. Boyle	A	E
Peter S. Burgess	A	E
Elizabeth G. Cook	A	E
Grace K. Fey	A	C
Theron S. Hoffman	A	E
Hassell H. McClellan	A	E
James M. Oates	A	E
Steven M. Roberts	A	E
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
The fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of the fund’s operations, except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the fund. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the respective funds and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. The Adviser may elect, and has elected, directly to manage the investment and reinvestment of the assets of the fund, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement. The Board has authorized the Adviser to directly manage the assets of the fund.
JHT bears all costs of its organization and operation, including, but not limited to, expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the fund); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the fund, the Adviser or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

Pursuant to the Service Agreement with JHT, the Adviser provides JHT, at JHT’s expense, certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight as well as services related to the office of Chief Compliance Officer.
Adviser Compensation. Compensation for its services under the Advisory Agreement, the Adviser receives a fee from the fund as described in the Prospectus.
From time to time, the Adviser may reduce its fee or make other arrangements to limit the fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund’s annual expenses fall below this limit.
     Amount of Advisory Fees Paid. No advisory fees were paid to the Adviser with respect to the fund for the year ended December 31, 2009 because the fund had not been in operation during that year.
OTHER SERVICES
Proxy Voting Policies
The fund’s proxy voting policies and procedures delegate to the Adviser the responsibility to vote all proxies relating to securities held by the fund in accordance with JHT’s proxy voting policies and procedures. A subadviser has a duty to vote such proxies in the best interests of the fund and its shareholders. Complete descriptions of JHT’s proxy voting procedures are set forth in Appendix IV to this SAI.
It is possible that conflicts of interest could arise for the Adviser when voting proxies. Such conflicts could arise, for example, when the Adviser or an affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the fund, the Adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event the Adviser becomes aware of a material conflict of interest, JHT’s Procedures generally require the Adviser to follow its conflicts procedures.
Although the Adviser has a duty to vote all proxies on behalf of the fund, it is possible that the Adviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the fund to vote the proxies.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge: (1) upon request, by calling (800) 344-1029 (attention: Secretary); and (2) on the SEC’s website at http://www.sec.gov.

DISTRIBUTOR; RULE 12B-1 PLANS
John Hancock Distributors, LLC (the “Distributor”), located at 601 Congress Street, Boston, Massachusetts 02210, is the principal underwriter of JHT and distributes shares of JHT on a continuous basis. Other than the Rule 12b-1 payments and service fees described below, the Distributor does not receive compensation from JHT.
The Board has approved Plans (the “Plans”) under Rule 12b-1 under the 1940 Act (“Rule 12b-1”) for Series I shares and Series II shares. The purpose of each Plan is to encourage the growth and retention of assets of the fund subject to a Plan.
Series I and Series II shares of the fund are subject to Rule 12b-1 fees, as described in the Prospectus.
A portion of the Rule 12b-1 fee may constitute a “service fee” as defined in Rule 2830(d)(5) of the NASD Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”).
Service fees are paid to the Distributor, which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties that have agreed to provide with respect to the shares of JHT the kinds of services encompassed by the term “personal service and/or the maintenance of shareholder accounts” as defined in FINRA Conduct Rule 2830(d)(5).
Each Rule 12b-1 Plan is a compensation plan rather than a reimbursement plan and compensates the Distributor regardless of its expenses. Rule 12b-1 fees are paid to the Distributor.
To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

–	for any expenses relating to the distribution of the shares of the class,

–
for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

–	for the payment of “service fees” that come within FINRA Conduct Rule 2830(d)(5).
Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from the fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Adviser and Distributor. However, payments may be made to non-affiliated insurance companies in the future.
The Plans authorize any payments in addition to fees described above made by the fund to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.
The Plans may not be amended to increase materially the amount to be spent by the fund without such shareholder approval as is required by Rule 12b-1. All material amendments of a Plan must be approved in the manner described in the rule. Each Plan shall continue in effect: (i) with respect to the fund only so long as the Plan is specifically approved for that fund least annually as provided in the Rule 12b-1; and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the 1940 Act) of JHT, (b) incumbent Independent Trustees select and nominate any new Independent Trustees of JHT and (c) any person who acts as legal counsel for the Independent Trustees is an independent legal counsel. A Plan may be terminated with respect to the fund at any time as provided in Rule 12b-1.

PORTFOLIO BROKERAGE
Pursuant to the subadvisory agreements, the subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the fund. The subadvisers have no formula for the distribution of fund brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for the fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed-income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:

–	price, dealer spread or commission, if any;

–	the reliability, integrity and financial condition of the broker-dealer;

–	size of the transaction;

–	difficulty of execution;

–	brokerage and research services provided; and

–	confidentiality and anonymity.
Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser’s overall responsibilities with respect to a fund and any other accounts managed by the subadviser, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.
Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers may give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
Subadvisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed-income securities or other assets for a fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by a fund is not reduced because a subadviser and its affiliates receive such services.
As noted above, a subadviser may purchase new issues of securities for a fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Exchange Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

–	the value of securities;

–	the advisability of purchasing or selling securities;

–	the availability of securities or purchasers or sellers of securities; and

–	analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) fund strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.
To the extent research services are used by a subadviser, such services would tend to reduce such party’s expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for the fund, which may not be used in connection with a fund, will also be available for the benefit of other funds and accounts managed by the subadvisers.
Commission Recapture Program. The Board has adopted a commission recapture program. Under the program, a percentage of commissions generated by a fund’s portfolio transactions is rebated to that fund by the broker-dealers and credited to short-term security gain/loss.
Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the fund. Although investment determinations for the fund will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the fund by the subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the fund and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the fund and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the fund and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the fund believes that their participation in such transactions on balance will produce better overall results for the fund.
Affiliated Underwriting Transactions by the Subadvisers. JHT has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which an affiliate of the subadviser participates. These procedures prohibit the fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase.
REDEMPTION OF SHARES
JHT will redeem all full and fractional fund shares for cash at the NAV per share of the fund. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

–	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

–
an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

–	the SEC by order so permits for the protection of security holders of JHT.
Special Redemptions. Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities, in accordance with policies and procedures approved by the Trustees. When a shareholder sells any portfolio securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the fund’s NAV.
JHT has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as the fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter issued by the SEC, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated fund shareholders subject to specified conditions, including that:

–	the distribution is effected through a pro rata distribution of the distributing fund’s portfolio securities;

–	the distributed securities are valued in the same manner as they are in computing the fund’s NAV;

–
neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

–
the Trustees of JHT, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the fund.

DETERMINATION OF NET ASSET VALUE
Portfolio securities are valued by various methods which are generally described below. As noted in the prospectus, portfolio securities may also be fair valued by the Fund’s Pricing Committee in certain instances.
Equity Securities Traded on Stock Exchanges
Most equity securities that are traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales prices as of the close of the exchange in the principal market on which the security trades, or, lacking any sales, at the closing bid prices. Certain exceptions exist. For example, securities traded on the London Stock Exchange and NASDAQ are valued at the official closing price.
Securities Traded on the OTC Market
Securities traded only in the OTC market are generally valued at the last bid prices quoted by brokers that make markets in the securities at the close of regular trading on the NYSE.
Debt Securities and Convertible Securities
Debt securities for which market quotations are readily available may be valued at market value determined by the security’s most recent bid price (sales price if the principal market is an exchange) in the principal market in which it is normally traded, as furnished by recognized dealers in such securities. Debt securities (other than certain short term debt securities which are valued at amortized cost) and convertible securities may also be valued on the basis of information furnished by a pricing service. A number of pricing services are available and the fund may use various pricing services or discontinue the use of any pricing service.
Open-End Investment Companies
Shares of other open-end investments companies held by the fund are valued based on the NAV of the underlying fund.
Securities Denominated in Foreign Currencies
The value of securities denominated in foreign currencies is converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE.
Options and Futures Contracts
Exchange-traded options are valued at sale prices, if available, and at the mean of the bid and ask prices if a sale price is unavailable.
Futures contracts are valued at the most recent settlement price.
Limited Partnerships and Pooled Investment Vehicles
The value of the fund’s interest in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be determined by fair valuation. In general, the fair value of the fund’s interest in a hedge fund will represent the amount that the fund could reasonably expect to receive from a hedge fund or from a third party if the fund’s interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, the fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the fund has invested, computed in compliance with the hedge fund’s valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the fund’s Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Non-Negotiable Security
A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were liquidated at the time of valuation.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a Policy Regarding Disclosure of Portfolio Holdings (“Disclosure Policy”) to protect the interests of the shareholders of JHT and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of the fund’s subadvisers, principal underwriter or affiliated persons of the fund’s Adviser or principal underwriter. JHT’s general policy with respect to the release of portfolio holdings to non-affiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHT applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of the fund, and to all third party service providers and rating agencies.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Disclosure Policy. Material nonpublic holdings information may be provided to non-affiliated persons as part of the investment activities of the fund to: entities that, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHT, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHT’s CCO or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Evare (holdings, daily); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDAQ (NAVs, daily); S&P (holdings, monthly with 32 day lag); Charles River (holdings and securities details, daily); DST (NAVs, daily); and Broadridge (proxy votes, daily); CAPIS (purchase and sales, quarterly); Gainskeeper (purchase and sales, quarterly); Goldman Sachs (purchase and sales, daily); Electra (purchases and sales, daily); and Advent (purchases and sales, daily).
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHT. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board regarding the operation of the policy and any material changes recommended as a result of such review.

When the CCO believes that the disclosure of nonpublic information to a non-affiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHT, the CCO shall refer the conflict to the Board. The Board shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHT’s shareholders.
The receipt of compensation by the fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
JHT Portfolio Holdings Currently Posted on a Website. The fund invests in shares of other funds. The holdings of the fund in other funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Fund of Fund. In addition, the ten largest holdings of the fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.
http://jh1.jhlifeinsurance.com/JHPortal/channel/0,2446,2072859_2079697,00.html
http://www.jhannuities.com/Marketing/Portfolios/PortfoliosManagementTeamPage.aspx?globalNavID=21
SHAREHOLDERS OF JHT
JHT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with MFC, the ultimate controlling parent of the Adviser.
Control Persons. As of March 31, 2010, no one was considered a control person of any of the funds. A control person is one who has beneficial ownership of more than 25% of the voting securities of the fund or who acknowledges or asserts having or is adjudicated to have control of the fund. As of March 31, 2010, shares of JHT were legally owned by John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and John Hancock Life Insurance Company of New York (“JHLICO New York”), (collectively, the “Insurance Companies”) and the JHT funds of funds as defined below.
The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of the fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of the fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control the fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund.
JHT may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. JHT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of JHT.
Entities Eligible to Be Shareholders of JHT. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of JHT may be purchased only by the following eligible shareholders:

–	separate accounts of the Insurance Companies and other insurance companies;

–	the Insurance Companies and certain of their affiliates; and

–	any trustee of a qualified pension or retirement plan.
Voting of Shares by the Insurance Companies and JHT. The Insurance Companies have the right to vote upon matters that may be voted upon at any JHT Shareholders’ meeting. These companies will vote all shares of the funds issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act (“Contract Owner Instructions”). The effect of proportional voting is that a small number of contract owners can determine the outcome of the voting. In addition JHT will vote all shares of fund held by a JHT fund of funds in proportion to the votes of the other shareholders of such fund.
Mixed Funding. Shares of JHT may be sold to JHT Shareholders described above. JHT currently does not foresee any disadvantages to any JHT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Board will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHT Shareholder from investing in JHT or a particular fund.
Principal Holders. The following sets forth the principal holders of the shares of the fund. Principal holders are those who own of record or are known by JHT to own beneficially 5% or more of a series of the fund’s outstanding shares.
As of March 31, 2010 the fund did not have any shareholders.
Trustees and officers of JHT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each share class of the fund.
HISTORY OF JHT
JHT Name Change. Prior to January 1, 2005, the name of JHT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHT was NASL Series Trust.
STRUCTURE OF JHT
Organization of JHT. JHT was originally organized on August 3, 1984 as “NASL Series Fund, Inc.” (“NASL”), a Maryland corporation. Effective December 31, 1988, NASL was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHT assumed all the assets and liabilities of NASL and carried on its business and operations with the same investment management arrangements as were in effect for NASL at the time of the reorganization. The assets and liabilities of each of NASL’s separate portfolios were assumed by the corresponding fund.
Classification. JHT is a no-load, open-end management investment company registered with the SEC under the 1940 Act.
Powers of the Trustees of JHT. Under Massachusetts law and JHT’s Declaration of Trust and By-Laws, the management of the business and affairs of JHT is the responsibility of its Trustees.
The Declaration of Trust authorizes the Trustees of JHT without shareholder approval to do the following:

–	Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;

–	Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;

–	Issue additional series of shares or separate classes of existing series of shares;

–	Approve fund mergers, to the extent consistent with applicable laws;

–	Designate a class of shares of the fund as a separate fund;

–	Approve mergers of series (to the extent consistent with applicable laws and regulations); and

–	Designate a class of shares of a series as a separate series.
Shares of JHT. The shares of the fund, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of the fund have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that fund. Holders of shares of the fund are entitled to redeem their shares as set forth under “Redemption of Shares.”
Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of the fund remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular fund will be allocated in the manner determined by the Trustees. Accrued liabilities that are not clearly allocable to one or more funds will also be allocated among the fund in the manner determined by the Trustees.
Shareholder Voting. Shareholders of the fund are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the fund. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular fund are entitled to vote on matters determined by the Trustees to affect only the interests of that fund. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHT may not be binding on a fund whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of JHT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHT do not have cumulative voting rights, which means that the holders of more than 50% of JHT’s shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.
Shareholder Liability. Under Massachusetts law, shareholders of JHT could, under certain circumstances, be held personally liable for the obligations of JHT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHT. The Declaration of Trust also provides for indemnification out of the property of a JHT fund for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that JHT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHT and satisfy any judgment thereon, but only out of the property of the affected fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular fund would be unable to meet its obligations.
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting the fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.

Since the fund’s shareholders are principally: (i) life insurance companies whose separate accounts invest in the fund for purposes of funding variable annuity and variable life insurance contracts; and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to the fund. For information concerning the U.S. federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.
JHT believes that the fund will qualify as a regulated investment company under Subchapter M of the Code. If the fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, the fund will not be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax-exempt interest income for such taxable year.
The fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by the fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, the fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, the fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership.
A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“regulated investment company-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships that derive more than 10% of their gross income from types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than regulated investment company-type income. All of the income received by the fund from its investment in a qualified publicly traded partnership will be income satisfying the 90% qualifying income test. If the fund invests in publicly traded partnerships, it might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to the fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company income distribution requirements and would be taken into account for purposes of the 4% excise tax.
Under an Internal Revenue Service revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives in which the fund may invest is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which the fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. Although certain commodity-linked notes are not affected by this revenue ruling, it is unclear what other types of commodity-linked derivatives are affected.
To qualify as a regulated investment company, the fund must also satisfy certain requirements with respect to the diversification of its assets. The fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund’s assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers, which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.
If the fund failed to qualify as a regulated investment company, the fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the fund. Compliance with the regulated investment company 90% qualifying income test and with the asset diversification requirements is carefully monitored by the Adviser and the subadvisers and it is intended that the fund will comply with the requirements for qualification as a regulated investment company.
Because JHT complies with the ownership restrictions of U.S. Treasury Regulations Section 1.817-5(f), IRS Revenue Ruling (“Rev. Rul.”) 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account investing in the fund to be treated as owning (as a separate investment) its proportionate share of each asset of the fund for purposes of separate account diversification requirements, provided that the fund qualifies as a regulated investment company. Therefore, the fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of the fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.
The fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the fund, the fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.
The fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the fund and defer recognition of certain of the fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. The fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
If the fund invests in foreign securities or currencies, it may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If the fund purchases shares in a “passive foreign investment company” (a “PFIC”), the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, the fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If the fund failed to qualify as a regulated investment company: (i) owners of contracts based on the fund would be treated as owning contracts based solely on shares of the fund (rather than on their proportionate share of the assets of such fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral; and (ii) the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if the fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under the fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.
Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to the fund, please refer to the prospectus for the contract.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.
LEGAL AND REGULATORY MATTERS
Adviser

On June 25, 2007, the Adviser and the Distributor and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the JHT funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.
CUSTODIAN
State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the fund’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODE OF ETHICS
JHT, the Adviser and the Distributor have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHT.
MANAGEMENT OF OTHER FUNDS BY THE ADVISER/SUBADVISER
The fund described this SAI is not a retail mutual fund and is only available under variable annuity contracts or variable life policies, through participation in tax qualified retirement plans or to certain permitted entities. Although the Adviser or subadvisers may manage retail mutual funds with similar names and investment objectives, no representation is made, and no assurance is given, that any fund’s investment results will be comparable to the investment results of any other fund, including other funds with the same investment adviser or subadviser. Past performance is no guarantee of future results.

APPENDIX I
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
MOODY’S INVESTORS SERVICE, INC.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
STANDARD & POOR’S RATINGS GROUP
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE (“Fitch”)
Investment Grade
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A
A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B
Highly speculative.
☐ For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
☐ For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
CCC
☐ For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
☐ For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).
CC
☐ For issuers and performing obligations, default of some kind appears probable.
☐ For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).
C
☐ For issuers and performing obligations, default is imminent.
☐ For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
☐ Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
☐ The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
☐ The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1
This designation indicates that the degress of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’
category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1. A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2. A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3. A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Dual Ratings
Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amoritization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

APPENDIX II
STANDARD & POOR’S CORPORATION DISCLAIMERS
     The 500 Index Trust. 500 Index Trust B, and Mid Cap Index Trust (collectively, the “S&P Index Trusts”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P Index Trusts, or any member of the public regarding the advisability of investing in securities generally or in the S&P Index Trusts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P Index Trusts. S&P has no obligation to take the needs of the Trust or the shareholders of the S&P Index Trusts into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of the S&P Index Trusts or the timing of the issuance or sale of the shares of the S&P Index Trusts or in the determination or calculation of the equation by which shares of the S&P Index Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Index Trusts.
     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the S&P Index Trusts, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

II-1

APPENDIX III
PORTFOLIO MANAGER INFORMATION
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. None of these accounts pays advisory fees that are based on account performance (“performance-based fees”). In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered
	Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Bruce Speca	38	$67.3 billion	0	$0	0	$0
Bob Boyda	38	$67.3 billion	0	$0	0	$0
Steve Medina	38	$67.3 billion	0	$0	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund as of December 31, 2009.

III-1

Appendix IV
Proxy Voting Policies and Procedures
JOHN HANCOCK FUNDS

PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the

Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1.Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals

In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.

2.Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a.Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.

b.Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.
Adviser Responsibilities
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007	March 26, 2008; June 27, 2008
John Hancock Funds II	September 28, 2007	March 26, 2008; June 27, 2008
John Hancock Funds III	September 11, 2007	June 10, 2008
John Hancock Bond Trust	September 11, 2007	June 10, 2008
John Hancock California Tax-Free Income Fund	September 11, 2007	June 10, 2008
John Hancock Capital Series	September 11, 2007	June 10, 2008
John Hancock Current Interest	September 11, 2007	June 10, 2008
John Hancock Equity Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust II	September 11, 2007	June 10, 2008
John Hancock Investment Trust III	September 11, 2007	June 10, 2008
John Hancock Municipal Securities Trust	September 11, 2007	June 10, 2008
John Hancock Series Trust	September 11, 2007	June 10, 2008
John Hancock Sovereign Bond Fund	September 11, 2007	June 10, 2008
John Hancock Strategic Series	September 11, 2007	June 10, 2008
John Hancock Tax-Exempt Series	September 11, 2007	June 10, 2008
John Hancock World Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund II	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund III	September 11, 2007	June 10, 2008
John Hancock Patriot Premium Dividend Fund II	September 11, 2007	June 10, 2008
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007	June 10, 2008
John Hancock Income Securities Trust	September 11, 2007	June 10, 2008
John Hancock Investors Trust	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007	June 10, 2008

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
&
JOHN HANCOCK ADVISERS, LLC
PROXY VOTING POLICIES AND PROCEDURES
General
John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC (collectively the “Adviser”) is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as the investment adviser to a number of management investment companies (including series thereof) (each a “Fund”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser generally retains one or more subadvisers to manage the assets of the Funds, including voting proxies with respect to a Fund’s portfolio securities. From time to time, however, the Adviser may elect to manage directly the assets of a Fund, including voting proxies with respect to its portfolio securities, or a Fund’s board of trustees or directors may otherwise delegate to the Adviser authority to vote such proxies. Rule 206(4)-6 under the Advisers Act requires that a registered investment adviser adopt and implement written policies and procedures reasonably designed to ensure that it votes proxies with respect to a client’s securities in the best interest of the client. Pursuant thereto, the Adviser has adopted and implemented these proxy voting policies and procedures (the “Procedures”).
Fiduciary Duty
The Adviser has a fiduciary duty to vote proxies on behalf of a Fund in the best interest of the Fund and its shareholders.
     Voting of Proxies
The Adviser will vote proxies with respect to a Fund’s portfolio securities when authorized to do so by the Fund and subject to the Fund’s proxy voting policies and procedures and any further direction or delegation of authority by the Fund’s board of trustees or directors. The decision on how to vote a proxy will be made by the person(s) to whom the Adviser has from time to time delegated such responsibility (the “Designated Person”). The Designated Person may include the Fund’s portfolio manager(s) and a Proxy Voting Committee, as described below.
When voting proxies with respect to a Fund’s portfolio securities, the following standards will apply:
• The Designated Person will vote based on what it believes to be in the best interest of the Fund and its shareholders and in accordance with the Fund’s investment guidelines.
• Each voting decision will be made independently. The Designated Person may enlist the services of reputable professionals (who may include persons employed by or otherwise associated with the Adviser or any of its affiliated persons) or independent proxy evaluation services such as Institutional Shareholder Services, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to vote a proxy will remain the responsibility of the Designated Person.
• The Adviser believes that a good management team of a company will generally act in the best interests of the company. Therefore, the Designated Person will take into consideration as a key factor in voting proxies with respect to securities of a company that are held by the Fund the quality of the company’s management and, in general, will vote as recommended by such management except in situations where the Designated Person believes such recommended vote is not in the best interests of the Fund and its shareholders.
• As a general principle, voting with respect to the same portfolio securities held by more than one Fund should be consistent among those Funds having substantially the same mandates.

• The Adviser will provide the Fund, from time to time in accordance with the Fund’s proxy voting policies and procedures and any applicable laws and regulations, a record of the Adviser’s voting of proxies with respect to the Fund’s portfolio securities.
Material Conflicts of Interest
In carrying out its proxy voting responsibilities, the Adviser will monitor and resolve potential material conflicts (“Material Conflicts”) between the interests of (a) a Fund and (b) the Adviser or any of its affiliated persons. Affiliates of the Adviser include Manulife Financial Corporation and its subsidiaries. Material Conflicts may arise, for example, if a proxy vote relates to matters involving any of these companies or other issuers in which the Adviser or any of its affiliates has a substantial equity or other interest.
If the Adviser or a Designated Person becomes aware that a proxy voting issue may present a potential Material Conflict, the issue will be referred to the Adviser’s Legal and Compliance Department. If the Legal and Compliance Department determines that a potential Material Conflict does exist, a Proxy Voting Committee will be appointed to consider and resolve the issue. The Proxy Voting Committee may make any determination that it considers reasonable and may, if it chooses, request the advice of an independent, third-party proxy service on how to vote the proxy.
Voting Proxies of Underlying Funds of a Fund of Funds
The Adviser or the Designated Person will vote proxies with respect to the shares of a Fund that are held by another Fund that operates as a fund of funds (a “Fund of Funds”) in the manner provided in the proxy voting policies and procedures of the Fund of Funds (including such policies and procedures relating to material conflicts of interest) or as otherwise directed by the board of trustees or directors of the Fund of Funds.
Proxy Voting Committee(s)
The Adviser will from time to time, and on such temporary or longer term basis as it deems appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Adviser’s Chief Compliance Officer (“CCO”) and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Procedures.
Records Retention
The Adviser will retain (or arrange for the retention by a third party of) such records relating to proxy voting pursuant to these Procedures as may be required from time to time by applicable law and regulations, including the following:
i.	these Procedures and all amendments hereto;

ii.	all proxy statements received regarding Fund portfolio securities;

iii.	records of all votes cast on behalf of a Fund;

iv.	records of all Fund requests for proxy voting information;

v.	any documents prepared by the Designated Person or a Proxy Voting Committee that were material to or memorialized the basis for a voting decision;

vi.	all records relating to communications with the Funds regarding Conflicts; and

vii.	all minutes of meetings of Proxy Voting Committees.
Reporting to Fund Boards
The Adviser will provide the board of trustees or directors of a Fund (the “Board”) with a copy of these Procedures, accompanied by a certification that represents that the Procedures have been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, the Adviser will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to the Procedures.
The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Procedures during the period covered by the report.
If the Adviser votes any proxies in a manner inconsistent with either these Procedures or a Fund’s proxy voting policies and procedures, the CCO will provide the Board with a report detailing such exceptions.
In the case of proxies voted by a subadviser to a Fund (a “Subadviser”) pursuant to the Fund’s proxy voting procedures, the Adviser will request the Subadviser to certify to the Adviser that the Subadviser has voted the Fund’s proxies as required by the Fund’s proxy voting policies and procedures and that such proxy votes were executed in a manner consistent with these Procedures and to provide the Adviser will a report detailing any instances where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures. The Adviser will then report to the Board on a quarterly basis regarding the Subadviser certification and report to the Board any instance where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures.
Adopted: December 2007

PART C
OTHER INFORMATION

Item 23.	Exhibits
(a)(1)	Agreement and Declaration of Trust dated September 29, 1988 — previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(2)	Redesignation of Series of Shares dated March 31, 1989 relating to Convertible Securities Trust — previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(3)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated March 31, 1989 relating to Conservative, Moderate and Aggressive Asset Allocation Trusts — previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(4)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1991 relating to Growth & Income Trust — previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(5)	Redesignation of Series of Shares dated April 3, 1991 relating to Bond Trust — previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(6)	Redesignation of Series of Shares dated April 17 1991 relating to U.S. Government Bond Trust — previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(7)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated August 7, 1992 relating to Pasadena Growth Trust, Growth Trust, and Strategic Income Trust — previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(8)	Redesignation of Series of Shares dated April 4, 1993 relating to Growth Trust and Strategic Income Trust — previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(9)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 28, 1994 relating to International Growth and Income Trust — previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(10)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to Small/Mid Cap Trust— previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

(a)(11)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to- International Small Cap Trust — previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

(a)(12)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 1996 relating to Growth Trust — previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

(a)(13)	Redesignation of Series of Shares dated October 1, 1996 relating to Pasadena Growth Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996, accession number 0000950135-96-005355.

1

Item 23.	Exhibits
(a)(14)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 31, 1996 relating to Value, High Yield, International Stock, Science & Technology, Balanced, Worldwide Growth, Emerging Growth, Pilgrim Baxter Growth, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond, Equity Index, Quantitative Equity, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820, Lifestyle Aggressive 1000 Trusts previously filed as exhibit (a)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(15)	Redesignation of Series of Shares dated December 31, 1996 relating to Value Equity Trust previously filed as exhibit (a)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(16)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 30, 1997 relating to Small Company Value Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

(a)(17)	Amendment dated October 1, 1997 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to Manufacturers Investment Trust — previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

(a)(18)	Redesignation of Series of Shares dated November 2, 1998 relating to Emerging Growth Trust previously filed as exhibit (a)(18) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(19)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 1999 relating to Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock Trusts previously filed as exhibit (a)(19) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(20)	Redesignation of Series of Shares dated May 1, 1999 relating to Conservative Asset Allocation, Moderate Asset Allocation, Small/Mid Cap, International Growth and Income, Global Government Bond, Pilgrim Baxter Growth, Aggressive Asset Allocation, and Equity Trusts previously filed as exhibit (a)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(21)	Termination of Series of Shares dated May 1, 1999 relating to Capital Growth Bond Trust and Worldwide Growth Trust previously filed as exhibit (a)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(22)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2000 relating to Dynamic Growth, Internet Technologies, Tactical Allocation, Mid Cap Index, Small Cap Index, Total Stock Market Index, International Index, and 500 Index Trusts previously filed as exhibit (a)(22) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(23)	Redesignation of Series of Shares dated May 1, 2000 relating to Mid Cap Growth Trust previously filed as exhibit (a)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(24)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 31, 2000 relating to Capital Appreciation Trust previously filed as exhibit (a)(24) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(25)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2001 relating to Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value Trusts previously filed as exhibit (a)(25) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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Item 23.	Exhibits
(a)(26)	Redesignation of Series of Shares dated April 30, 2001 relating to Mid Cap Blend Trust previously filed as exhibit (a)(26) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(27)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 16, 2001 relating to Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond Trusts previously filed as exhibit (a)(27) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(28)	Establishment and Designation of Additional Class of Shares dated January 2, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(29)	Redesignation of Class of Shares dated May 1, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(30)	Redesignation of Series of Shares dated November 25, 2002 relating to Growth Trust previously filed as exhibit (a)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(31)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(32)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, and Small Cap Opportunities Trusts previously filed as exhibit (a)(32) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(33)	Redesignation of Series of Shares dated May 1, 2003 relating to U.S. Large Cap Value Trust, Capital Opportunities Trust and Tactical Allocation Trust previously filed as exhibit (a)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(34)	Termination of Series of Shares dated May 1, 2003 relating to Telecommunications Trust, Internet Technologies Trust, Mid Cap Growth Trust, and Mid Cap Opportunities Trust previously filed as exhibit (a)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(35)	Establishment and Designation of Additional Class of Shares dated July 1, 2003 relating to Class III Shares of beneficial interest previously filed as exhibit (a)(35) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(36)	Establishment and Designation of Additional Class of Shares dated July 8, 2003 relating to Class I Shares of beneficial interest for American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(36) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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Item 23.	Exhibits
(a)(37)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 28, 2003 relating to Great Companies — America — previously filed as exhibit (a)(37) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(38)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2004 relating to Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, and Strategic Income Trusts previously filed as exhibit (a)(38) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(39)	Redesignation of Series of Shares dated May 1, 2004 relating to Pacific Rim Emerging Markets Trust and Global Equity Trust previously filed as exhibit (a)(39) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)40)	Amendment dated January 1, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to John Hancock Trust previously filed as exhibit (a)(40) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(41)	Establishment and Designation of Additional Class of Shares dated January 25, 2005 relating to Class NAV Shares of beneficial interest previously filed as exhibit (a)(41) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(42)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 25, 2005 relating to Money Market B, Index 500 B, International Index A, International Index B, Bond Index A, Bond Index B, Growth & Income II, Mid Value, Small Cap Value, Small Cap Growth, Overseas Equity, Active Bond, Short-Term Bond, and Managed Trusts previously filed as exhibit (a)(42) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(43)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article IV, Section 4.1 previously filed as exhibit (a)(43) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(44)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article VII, Section 7.2 previously filed as exhibit (a)(44) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(45)	Establishment and Designation of Additional Class of Shares dated April 29, 2005 relating to Class IIIA Shares of beneficial interest previously filed as exhibit (a)(45) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(46)	Establishment and Designation of Additional Series of Shares dated April 29, 2005 relating to Small Cap, International Opportunities, Core Bond, U.S. High Yield Bond, and Large Cap Trusts previously filed as exhibit (a)(46) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(47)	Termination of Series of Shares dated May 2, 2005 relating to Select Growth, Core Value, Small-Mid Cap, Small-Mid Cap Growth, High, Grade Bond, Global Equity Select, International Equity Select, and Great Companies- America Trusts previously filed as exhibit (a)(47) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(48)	Termination of Series of Shares dated May 2, 2005 relating to Strategic Growth, Small Company Blend, Overseas, Equity Index, Diversified Bond, and Aggressive Growth Trusts previously filed as exhibit (a)(48) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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Item 23.	Exhibits
(a)(49)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 29, 2005 relating to American Bond Trust previously filed as exhibit (a)(49) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(50)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 12, 2005 relating to Small Company Growth, Growth Opportunities, Value Opportunities, Vista, Intrinsic Value, Growth, U.S. Multi Sector, International Growth, Spectrum Income, and Value & Restructuring Trusts previously filed as exhibit (a)(50) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(51)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 30, 2006 relating to Index Allocation Trust — previously filed as exhibit (a) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(52)	Redesignation of Series of Shares dated April 28, 2006 relating to Lifestyle Trusts, Growth & Income Trust, Growth & Income Trust II, and International Stock Trust — previously filed as exhibit (a) (40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(53)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2006 relating to International Small Company, Real Estate Equity, Mid Cap Value Equity, Global Real Estate, Absolute Return, and High Income Trusts — previously filed as exhibit (a) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(54)	Termination of Series of Shares dated May 2, 2006 relating to Large Cap Growth Trust — previously filed as exhibit (a) (41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(55)	Redesignation of Series of Shares dated June 30, 2006 relating to International Index Trust A and International Index Trust B previously filed as exhibit (a)(55) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(56)	Termination of Class of Shares dated September 29, 2006 relating to Class III Shares and Class IIIA beneficial interest for Lifestyle Trusts — previously filed as exhibit (a) (45) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(57)	Termination of Series of Shares dated December 5, 2006 relating to Mid Cap Core Trust and Strategic Value Trust — previously filed as exhibit (a) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(58)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2007 relating to Small Cap Intrinsic Value, Founding Allocation, Income, Mutual Shares, Mid Cap Intersection, Emerging Markets Value, American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond, and American New World Trusts previously filed as exhibit (a)(58) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(59)	Termination of Series of Shares dated May 3, 2007 relating to Strategic Opportunities Trust previously filed as exhibit (a)(59) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(60)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 25, 2007 relating to American Fundamental Holdings Trust and American Global Diversification Trust previously filed as exhibit (a)(60) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

5

Item 23.	Exhibits
(a)(61)	Termination of Series of Shares dated November 21, 2007 relating to Special Value Trust previously filed as exhibit (a)(61) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(62)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 14, 2007 relating to Floating Rate Income Trust, Global Asset Allocation Trust and Lifecycle Portfolios previously filed as exhibit (a)(62) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(63)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2008 relating to Disciplined Diversification Trust, Capital Appreciation Value Trust, and Growth Equity Trust previously filed as exhibit (a)(63) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(64)	Termination of Series of Shares dated May, 9, 2008 relating to U.S. Global Leaders Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust, and Dynamic Growth Trust previously filed as exhibit (a)(64) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(65)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 2008 relating to American Diversified Growth & Income Trust previously filed as exhibit (a)(65) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(66)	Redesignation of Series of Shares dated July 9, 2008 relating to Quantitative Value Trust, Global Asset Allocation Trust, and Quantitative All Cap Trust previously filed as exhibit (a)(66) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(67)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 26, 2008 relating to BlackRock Global Allocation Trust, Alpha Opportunities Trust, and Smaller Company Growth Trust dated previously filed as exhibit (a)(67) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(b)	Revised By-laws of the Trust dated June 30, 2006 — previously filed as exhibit (b)(2) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(b)(1)	Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 — previously filed as exhibit (b)(3) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(c)	Specimen Share Certificate — previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(d)(1)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Trust and John Hancock Investment Management Services, LLC previously filed as exhibit (d)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(1)(A)	Chief Compliance Officer Services Agreement between the CCO, John Hancock Trust, and John Hancock Investment Management Services, LLC dated October 10, 2008 previously filed as exhibit (d)(1)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(1)(B)	Amendment dated December 19, 2008 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Short Term Government Income Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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Item 23.	Exhibits
(d)(1)(C)	Amendment dated March 20, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Mid Value Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit 99.(d)(1)(C) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(1)(D)	Amendment dated April 29, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Balanced Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — previously filed as exhibit 99.(d)(1)(D) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(1)(E)	Amendment dated April 30, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Lifestyle Income Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC — FILED HEREWITH.

(d)(2)	Subadvisory Agreement dated May 1, 2004 relating to Small Company Trust, between the Adviser and American Century Investment Management, Inc. previously filed as exhibit (d)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(2)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated May 1, 2004 relating to addition of Vista Trust, between the Adviser and American Century Investment Management, Inc. previously filed as exhibit (d)(2)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(2)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated May 1, 2004 relating to Vista Trust, between the Adviser and American Century Investment Management, Inc. dated June 30, 2006 — previously filed as exhibit (d) (54) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(3)	Subadvisory Agreement dated September 30, 2006 relating to Large Cap Value Trust, between the Adviser and BlackRock Investment Management, LLC previously filed as exhibit (d)(3) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(3)(A)	Amendment dated December 1, 2006 to Subadvisory Agreement dated September 30, 2006 relating to Large Cap Value Trust between the Adviser and BlackRock Investment Management, LLC — previously filed as exhibit (d) (55) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(3)(B)	Participation Agreement dated October 1, 2008, among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company (collectively, “Manulife”), John Hancock Trust (“JHT”), BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and BlackRock Investments, Inc. previously filed as exhibit (d)(3)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(4)	Subadvisory Agreement dated January 25, 1999 relating to Diversified Bond Trust, Income & Value Trust, Small Company Blend Trust, and U.S. Large Cap Trust, between the Adviser and Capital Guardian Trust Company previously filed as exhibit (d)(4) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(4)(A)	Amendment dated December 30, 2001 to Subadvisory Agreement dated January 25, 1999 relating to U.S. Large Cap Value Trust and Diversified Bond Trust, between the Adviser and Capital Guardian Trust Company previously filed as exhibit (d)(4)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

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Item 23.	Exhibits
(d)(4)(B)	Amendment dated April 29, 2005 to Subadvisory Agreement dated January 25, 1999 relating to addition of Overseas Equity Trust and Managed Trust, between the Adviser and Capital Guardian Trust Company previously filed as exhibit (d)(4)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(4)(C)	Amendment June 30, 2006 to Subadvisory Agreement dated January 25, 1999 relating to Overseas Equity Trust and U.S. Large Cap Trust, between the Adviser and Capital Guardian Trust Company — previously filed as exhibit (d) (56) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(5)	Subadvisory Agreement dated May 30, 2008 relating to Value & Restructuring Trust, between the Adviser and Columbia Management Advisors, LLC previously filed as exhibit (d)(5) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)	Subadvisory Agreement dated April 30, 2001 relating to Financial Services Trust and Fundamental Value Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)(A)	Amendment dated April 30, 2005 to Subadvisory Agreement dated April 30, 2001 relating to Financial Services Trust and Fundamental Value Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 30, 2001 relating to Financial Services Trust and Fundamental Value Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)(C)	Amendment dated June 9, 2008 to Subadvisory Agreement dated April 30, 2001 relating to U.S. Core Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)(D)	Amendment dated December 19, 2008 to Subadvisory Agreement dated April 30, 2001 relating to Core Equity Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(7)	Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(7)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(7)(B)	Amendment dated January 3, 2006 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

8

Item 23.	Exhibits
(d)(8)	Subadvisory Agreement dated November 23, 2002 relating to All Cap Core Trust, Dynamic Growth Trust, and Real Estate Securities Trust, between the Adviser and Deutsche Asset Management, Inc. previously filed as exhibit (d)(8) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(8)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated November 23, 2002 relating to All Cap Core Trust, Dynamic Growth Trust, and Real Estate Securities Trust, between the Adviser and Deutsche Asset Management, Inc. previously filed as exhibit (d)(8)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(8)(B)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Asset Management (Hong Kong) Limited and RREEF America, L.L.C — previously filed as exhibit (d)(40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(C)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Asset Management International GMBH and RREEF America, L.L.C — previously filed as exhibit (d)(41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(D)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Investments Australia Limited and RREEF America, L.L.C — previously filed as exhibit (d)(42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(E)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Asset Management, Inc. and RREEF America L.L.C — previously filed as exhibit (d)(47) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(F)	Sub-Subadvisory Agreement dated April 28, 2006 between RREEF America L.L.C and RREEF Global Advisers Limited — previously filed as exhibit (d)(48) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(G)	Amendment dated April 28, 2006 to Subadvisory Agreement dated November 23, 2005 relating to Global Real Estate Trust, between the Adviser and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(57) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(H)	Amendment dated June 30, 2006 to Subadvisory Agreement dated November 23, 2005 relating to Dynamic Growth Trust, between the Adviser and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(58) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(I)	Agreement Regarding Transfer of Management Agreement dated November 8, 2006 between Deutsche Asset Management, Inc. (“DAMI”) and Deutsche Investment Management Americas Inc. (“DIMA”) previously filed as exhibit (d)(8)(I) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(9)	Subadvisory Agreement dated April 28, 2006 relating to International Small Company Trust, between the Adviser and Dimensional Fund Advisors Inc. — previously filed as exhibit (d)(43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(9)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 relating to addition of Emerging Markets Value Trust, between the Adviser and Dimensional Fund Advisors LP — previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

9

Item 23.	Exhibits
(d)(9)(B)	Amendment dated April 28, 2008 to Subadvisory Agreement dated April 28, 2006 relating to addition of Disciplined Diversification Trust, between the Adviser and Dimensional Fund Advisors Inc. previously filed as exhibit (d)(9)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(9)(C)	Amendment dated December 19, 2008 to Subadvisory Agreement dated April 28, 2006 relating to addition of Small Cap Opportunities Trust, between the Adviser and Dimensional Fund Advisors LP previously filed as exhibit (d)(9)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(10)	Subadvisory Agreement dated April 30, 2007 relating to Income Trust, between the Adviser and Franklin Advisers, Inc. — previously filed as exhibit (d)(50) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(11)	Subadvisory Agreements dated April 30, 2007 relating to Mutual Shares Trust, between the Adviser and Franklin Mutual Advisers, LLC — previously filed as exhibit (d)(50) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(12)	Subadvisory Agreements dated April 28, 2008 relating to International Small Cap Trust, between the Adviser and Franklin Templeton Investment Corp. previously filed as exhibit (d)(12) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(13)	Subadvisory Agreements dated September 26, 2008 relating to Smaller Company Growth Trust, between the Adviser and Frontier Capital Management Co., LLC previously filed as exhibit (d)(13) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(14)	Amended and Restated Subadvisory Agreement dated October 17, 2005 relating to Growth, Growth Opportunities, Growth & Income, International Growth, International Stock, Intrinsic Value, Managed, U.S. Multi Sector and Value Opportunities Trusts, between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC previously filed as exhibit (d)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)	Subadvisory Agreement January 28, 1999 relating Aggressive Growth Trust and Mid Cap Growth Trust, between the Adviser and A I M Capital Management, Inc. previously filed as exhibit (d)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(A)	Amendment date December 30, 2001 to Subadvisory Agreement dated January 28, 2001 relating to All Cap Growth Trust, between the Adviser and A I M Capital Management, Inc. previously filed as exhibit (d)(15)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(B)	Amendment dated May 1, 2003 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust, between the Adviser and A I M Capital Management, Inc. — previously filed as exhibit (d)(15)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(C)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Small Company Growth Trust, between the Adviser and A I M Capital Management, Inc. previously filed as exhibit (d)(15)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(D)	Amendment dated April 28, 2006 to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust, between the Adviser and A I M Capital Management, Inc. — previously filed as exhibit (d)(52) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

10

Item 23.	Exhibits
(d)(15)(E)	Amendment dated June 30, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust between the Adviser and A I M Capital Management, Inc. — previously filed as exhibit (d)(53) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(15)(F)	Amendment dated July 1, 2007 to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust between the Adviser and A I M Capital Management, Inc. — previously filed as exhibit (d)(76) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(15)(G)	Amendment dated June 19, 2008 to Subadvisory Agreement dated January 28, 1999 relating to subadviser name change to Invesco Aim Capital Management, Inc. between the Adviser and A I M Capital Management, Inc. previously filed as exhibit (d)(15)(G) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(H)	Amendment dated September 26, 2008 to Subadvisory Agreement dated January 28, 1999 relating to subadviser use of agents between the Adviser and Invesco Aim Capital Management, Inc. previously filed as exhibit (d)(15)(H) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(16)	Subadvisory Agreement dated November 1, 2000 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC previously filed as exhibit (d)(16) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(16)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC previously filed as exhibit (d)(16)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(16)(B)	Amendment dated April 28, 2006 to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC — previously filed as exhibit (d)(60) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(17)	Subadvisory Agreement dated April 30, 2001 relating to All Cap Value Trust and Mid Cap Value Trust, between the Adviser and Lord Abbett & Co. LLC — previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(17)(A)	Amendment dated May 1, 2003 to Subadvisory Agreement dated April 30, 2004 relating to All Cap Value Trust, between the Adviser and Lord Abbett & Co. LLC previously filed as exhibit (d)(17)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(17)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 30, 2004 relating to All Cap Value Trust and Mid Cap Value Trust, between the Adviser and Lord Abbett & Co. LLC previously filed as exhibit (d)(17)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)	Subadvisory Agreement dated December 14, 2007 relating to International Opportunities Trust, between the Adviser and Marsico Capital Management, LLC dated April 28, 2006 previously filed as exhibit (d)(18) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(19)	Subadvisory Agreement dated April 28, 2006 relating to Emerging Growth Trust and High Income Trust, between the Adviser and MFC Global Investment Management (U.S.), LLC (formerly Sovereign Asset Management, LLC) — previously filed as exhibit (d)(67) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

11

Item 23.	Exhibits
(d)(19)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Small Cap Intrinsic Value Trust, between the Adviser and MFC Global Investment Management (U.S.), LLC — previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(19)(B)	Amendment dated December 29, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Short Term Government Income Trust between the Adviser and MFC Global Investment Management (U.S.), LLC previously filed as exhibit (d)(19)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)	Subadvisory Agreement dated May 1, 2003 between the Adviser and MFC Global Investment Management (U.S.A.) Limited previously filed as exhibit (d)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(A)	Amended and Restated Subadvisory Consulting Agreement dated April 30, 2004 between the Adviser, MFC Global Investment Management (U.S.A.) Limited and Deutsche Asset Management, Inc. previously filed as exhibit (d)(20)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(B)	Amendment dated April 30, 2004 to Subadvisory Agreement dated May 1, 2003 relating to Quantitative Value Trust, between the Adviser and MFC Global Asset Management (U.S.A.) Limited previously filed as exhibit (d)(20)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(C)	Amendment dated April 29, 2005 to Subadvisory Agreement dated May 1, 2003 relating to Money Market Trust B, 500 Index Trust B and Quantitative Value Trust, between the Adviser and MFC Global Asset Management (U.S.A.) Limited previously filed as exhibit (d)(20)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(D)	Amendment dated October 17, 2005 to Subadvisory Agreement dated May 1, 2003 relating to Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts, between the Adviser and MFC Global Asset Management (U.S.A.) Limited previously filed as exhibit (d)(20)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(E)	Amendment dated October 17, 2005 to Amended and Restated Subadvisory Consulting Agreement dated April 30, 2004 relating to Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts, between the Adviser, MFC Global Investment Management (U.S.A.) Limited and Deutsche Asset Management, Inc. previously filed as exhibit (d)(20)(E) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(F)	Amendment dated January 30, 2006 to Subadvisory Agreement dated May 1, 2003 relating to Index Allocation Trust, between the Adviser and MFC Global Asset Management (U.S.A.) Limited previously filed as exhibit (d)(20)(F) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(G)	Amendment dated April 28, 2006 to Subadvisory Agreement dated May 1, 2003 relating to Absolute Return Trust, between the Adviser and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d) (63) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(20)(H)	Subadvisory Consulting Agreement dated December 13, 2006 relating to Absolute Return Trust, between MFC Global Investment Management (U.S.), LLC and MFC Global Investment Management (U.S.A.), Limited previously filed as exhibit (d)(20)(H) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

12

Item 23.	Exhibits
(d)(20)(I)	Amendment dated April 30, 2007 to Subadvisory Agreement dated May 1, 2003 relating to Franklin Templeton Founding Allocation Trust, between the Adviser and and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(20)(J)	Amendment dated October 29, 2007 to Subadvisory Agreement dated May 1, 2003 relating to American Fundamental Holdings Trust and American Global Diversification Trust, between the Adviser and MFC Global Investment Management (U.S.A), Ltd. — previously filed as exhibit (d)(77) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(20)(K)	Amendment dated December 26, 2007 to Subadvisory Agreement dated May 1, 2003 relating to Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050, and Lifecycle Retirement Trusts, between the Adviser and MFC Global Investment Management (U.S.A), Ltd. — previously filed as exhibit (d)(78) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(20)(L)	Amendment dated December 26, 2007 to Amended and Restated Subadvisory Consulting Agreement dated April 30, 2004 relating to Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050, and Lifecycle Retirement Trusts, between the Adviser, MFC Global Investment Management (U.S.A.) Limited and Deutsche Investment Management Americas Inc. previously filed as exhibit (d)(20)(L) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(M)	Amendment dated April 25, 2008 to the Subadvisory Agreement dated May 1, 2003 relating to Quantitative All Cap Trust, between the Adviser and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(85) to post effective amendment no. 79 on April 16, 2008 accession number 0000950135-08-002555.

(d)(20)(N)	Amendment dated April 28, 2008 to the Subadvisory Agreement dated May 1, 2003 relating to Absolute Return Trust, between the Adviser and MFC Global Investment Management (U.S.A.) Limited previously filed as exhibit (d)(20)(N) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(O)	Amendment dated June 27, 2008 to the Subadvisory Agreement dated May 1, 2003 relating to American Diversified Growth & Income, American Fundamental Holdings and American Global Diversification, between the Adviser and MFC Global Investment Management (U.S.A.) Limited previously filed as exhibit (d)(20)(O) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(P)	Amendment dated September 26, 2008 to the Subadvisory Agreement dated May 1, 2003 relating Smaller Company Growth Trust, between the Adviser and MFC Global Investment Management (U.S.A.) Limited previously filed as exhibit (d)(20)(P) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(Q)	Amendment dated April 29, 2009 to Subadvisory Agreement dated May 1, 2003 relating to Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between the Adviser and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit 99.(d)(20)(Q) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(21)	Subadvisory Agreement dated April 30, 2001 relating to Capital Opportunities Trust, Strategic Growth Trust, and Utilities Trust between the Adviser and Massachusetts Financial Services Company previously filed as exhibit (d)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

13

Item 23.	Exhibits
(d)(21)(A)	Amendment October 17, 2005 to Subadvisory Agreement dated April 30, 2001 relating to Strategic Value Trust and Utilities Trust, between the Adviser and Massachusetts Financial Services Company previously filed as exhibit (d)(20)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(21)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated April 30, 2001 relating to Strategic Value Trust and Utilities Trust, between the Adviser and Massachusetts Financial Services Company — previously filed as exhibit (d) (62) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(22)	Subadvisory Agreement dated December 31, 1996 relating to High Yield Trust and Value Trust, between the Adviser and Miller Anderson & Sherrerd, LLP (assigned to Morgan Stanley Investment Management Inc.) previously filed as exhibit (d)(22) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(22)(A)	Amendment dated December 30, 2001 to Subadvisory Agreement dated December 31, 1996 relating to High Yield Trust and Value Trust, between the Adviser and Miller Anderson & Sherrerd, LLP (assigned to Morgan Stanley Investment Management Inc.) previously filed as exhibit (d)(22)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(22)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated December 31, 1996 relating to Value Trust, between the Adviser and Morgan Stanley Investment Management Inc. previously filed as exhibit (d)(22)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(23)	Subadvisory Agreement dated May 1, 2000 relating to Global Bond Trust and Total Return Trust, between the Adviser and Pacific Investment Management Company previously filed as exhibit (d)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(23)(A)	Amendment dated December 30, 2001 to Subadvisory Agreement dated May 5, 2000 relating to Global Return Trust and Total Return Trust, between the Adviser and Pacific Investment Management Company previously filed as exhibit (d)(23)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(23)(B)	Amendment dated May 1, 2003 to Subadvisory Agreement dated May 5, 2000 relating to addition of Real Return Bond Trust, between the Adviser and Pacific Investment Management Company previously filed as exhibit (d)(23)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(23)(C)	Amendment dated June 29, 2007 to Subadvisory Agreement dated May 5, 2000 relating to Real Return Bond Trust, between the Adviser and Pacific Investment Management Company — previously filed as exhibit (d)(74) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(23)(D)	Amendment dated April 28, 2008 to Subadvisory Agreement dated May 5, 2000 relating to Total Return Bond Trust, between the Adviser and Pacific Investment Management Company previously filed as exhibit (d)(23)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(24)	Subadvisory Agreement dated September 26, 2008 relating to Smaller Company Growth Trust, between the Adviser and Perimeter Capital Management previously filed as exhibit (d)(24) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

14

Item 23.	Exhibits
(d)(25)	Subadvisory Agreement dated April 28, 2008 relating to Growth Equity Trust, between the Adviser and Rainier Investment Management, Inc. previously filed as exhibit (d)(25) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(26)	Subadvisory Agreement dated April 28, 2006 relating to Emerging Small Company Trust, between the Adviser and RCM Capital Management LLC — previously filed as exhibit (d)(64) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(26)(A)	Amendment dated October 6, 2006 to Subadvisory Agreement dated April, 28 2006 relating to Science & Technology Trust, between the Adviser and RCM Capital Management LLC — previously filed as exhibit (d) (65) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(27)	Subadvisory Agreement dated April 28, 2006 relating to Mid Cap Value Equity Trust, between the Adviser and RiverSource Investments, LLC — previously filed as exhibit (d) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(28)	Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. previously filed as exhibit (d)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(28)(A)	Amendment dated October 10, 2005 to Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. previously filed as exhibit (d)(28)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)	Subadvisory Agreement dated January 28, 1999 between Manufacturers Securities Services, LLC and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(A)	Amendment dated May 1, 2000 to Subadvisory Agreement dated January 28, 1999 relating to Science & Technology Portfolio, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(B)	Amendment dated April 30, 2001 to Subadvisory Agreement dated January 28, 1999 relating to Health Sciences Trust and Small Company Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(C)	Amendment dated December 30, 2001 to Subadvisory Agreement dated January 28, 1999 relating to Blue Chip Growth Trust and Equity-Income Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(D)	Amendment dated April 29, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Mid Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(E)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Spectrum Income Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(E) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

15

Item 23.	Exhibits
(d)(29)(F)	Amendment dated April 28, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Real Estate Equity Trust, between the Adviser and T. Rowe Price Associates, Inc. — previously filed as exhibit (d) (68) to post effective amendment no. 69 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(29)(G)	Amendment dated October 6, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Science & Technology Trust, between the Adviser and T. Rowe Price Associates, Inc. — previously filed as exhibit (d) (69) to post effective amendment no. 69 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(29)(H)	Amendment dated January 17, 2008 to Subadvisory Agreement dated January 28, 1999 relating to U.S. Global Leaders Growth Trust, between the Adviser and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(81) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(29)(I)	Amendment dated April 28, 2008 to Subadvisory Agreement dated January 28, 1999 relating to Capital Appreciation Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(I) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(J)	Amendment dated December 19, 2008 to Subadvisory Agreement dated January 28, 1999 relating to Small Company Trust and Classic Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(J) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(K)	Amendment dated January 9, 2009 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(K) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(L)	Amendment dated March 20, 2009 to Subadvisory Agreement dated April 29, 2009 relating to Balanced Trust, between the Adviser and T. Rowe Price Associates, Inc. — previously filed as exhibit 99.(d)(29)(L) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(29)(M)	Amendment dated April 29, 2009 to Subadvisory Agreement dated April 29, 2009 relating to Mid Value Trust, between the Adviser and T. Rowe Price Associates, Inc. — previously filed as exhibit 99.(d)(29)(M) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(30)	Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited previously filed as exhibit (d)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(30)(A)	Amendment dated April 29, 2005 to Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited previously filed as exhibit (d)(30)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(30)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited previously filed as exhibit (d)(30)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)	Subadvisory Agreement dated February 1, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

16

Item 23.	Exhibits
(d)(31)(A)	Amendment dated May 1, 2003 to Subadvisory Agreement dated February 2, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)(B)	Amendment dated December 8, 2003 to Subadvisory Agreement dated February 2, 1999 relating to International Small Cap Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)(C)	Amendment dated April 29, 2005 to Subadvisory Agreement dated February 2, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)(D)	Amendment dated October 17, 2005 to Subadvisory Agreement dated February 2, 1999 relating to International Small Cap Trust and International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)(E)	Sub-Subadvisory Agreement dated December 14, 2007, between Templeton Investment Counsel, Inc. and Templeton Global Advisors, Limited previously filed as exhibit (d)(31)(E) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(32)	Subadvisory Agreement dated April 30, 2003 relating to Global Allocation Trust, between the Adviser and UBS Global Asset Management (Americas) Inc. previously filed as exhibit (d)(32) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(32)(A)	Amendment dated April 29, 2005 to Subadvisory Agreement dated April 30, 2003 relating to Large Cap Trust, between the Adviser and UBS Global Asset Management (Americas) Inc. previously filed as exhibit (d)(32)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(32)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 30, 2003 relating to Global Allocation Trust and Large Cap Trust between the Adviser and UBS Global Asset Management (Americas) Inc. previously filed as exhibit (d)(32)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(32)(C)	Amendment dated June 30, 2006 to Subadvisory Agreement dated April 30, 2003 relating to Large Cap Trust, between the Adviser and UBS Global Asset Management (Americas) Inc. — previously filed as exhibit (d)(70) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(32)(D)	Amendment dated December 19, 2006 to Subadvisory Agreement dated April 30, 2003 relating to Strategic Opportunities Trust, between the Adviser and UBS Global Asset Management (Americas) Inc. — previously filed as exhibit (d)(71) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(33)	Subadvisory Agreement dated January 29, 1999 relating to Growth & Income Trust, Investment Quality Bond Trust, and Mid Cap Stock Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(33)(A)	Amendment dated December 30, 2001 to Subadvisory Agreement dated January 29, 1999 relating to Growth & Income Trust, Investment Quality Bond Trust, and Mid Cap Stock Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

17

Item 23.	Exhibits
(d)(33)(B)	Amendment dated May 1, 2003 to Subadvisory Agreement dated January 29, 1999 relating to Natural Resources Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(33)(C)	Amendment dated April 29, 2005 to Subadvisory Agreement dated January 29, 1999 relating to Small Cap Growth Trust and Small Cap Value Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(33)(D)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 29, 1999 relating to removal of Growth & Income Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(33)(E)	Amendment dated April 30, 2007 to Subadvisory Agreement dated January 29, 1999 relating to Mid Cap Intersection Trust, between the Adviser and Wellington Investment Management — previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(33)(F)	Amendment dated June 29, 2007 to Subadvisory Agreement dated January 29, 1999 relating to Special Value Trust, between the Adviser and Wellington Management Company, LLP, — previously filed as exhibit (d)(75) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(33)(G)	Amendment dated December 14, 2007 to Subadvisory Agreement dated January 29, 1999 relating to Dynamic Growth Trust, between the Adviser and Wellington Management Company, LLP — previously filed as exhibit (d)(57) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(33)(H)	Amendment dated January 2, 2008 to Subadvisory Agreement dated January 29, 1999 relating to Global Asset Allocation Trust, between the Adviser and Wellington Management Company, LLP — previously filed as exhibit (d)(79) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(33)(I)	Amendment dated September 26, 2008 to Subadvisory Agreement dated January 29, 1999 relating to Alpha Opportunities Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(I) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(34)	Subadvisory Agreement dated April 29, 2005 relating to U.S. High Yield Trust and Core Bond Trust, between the Adviser and Wells Capital Management, Incorporated previously filed as exhibit (d)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(34)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 29, 2005 relating to U.S. High Yield Trust and Core Bond Trust, between the Adviser and Wells Capital Management, Incorporated previously filed as exhibit (d)(34)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(34)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated April 29, 2005 relating to U.S. High Yield Trust and Core Bond Trust, between the Adviser and Wells Capital Management, Incorporated — previously filed as exhibit (d)(73) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

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Item 23.	Exhibits
(d)(35)	Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust, between the Adviser and Western Asset Management Company — previously filed as exhibit (d)(49) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(35)(A)	Sub-Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust and Strategic Bond Trust, between Western Asset Management Company and Western Asset Management Company Limited — previously filed as exhibit (d) (50) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(35)(B)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Trust, between the Adviser and Western Asset Management Company — previously filed as exhibit (d)(80) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(35)(C)	Amendment dated October 1, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Trust (WA Portfolio #3073), between the Adviser and Western Asset Management Company previously filed as exhibit (d)(35)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(e)	Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(e)(1)	Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(e)(2)	Amendment dated September 28, 2004 to Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (e)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(f)	Not Applicable

(g)	Custodian Agreement dated September 26. 2008 between the Trust and State Street Bank and Trust Company previously filed as exhibit (g) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(1)	Participation Agreement dated July 1, 2003, as amended May 1, 2004, April 20, 2005, March 26, 2007 among the Trust and The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Life Insurance Company of New York, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, each on behalf of itself and its variable annuity and variable life insurance separate accounts, and John Hancock Distributors, LLC previously filed as exhibit (h)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(1)(A)	Amendment dated September 29, 2007 to Participation Agreement dated May 1, 2003, as amended May 1, 2004, April 20, 2005, March 26, 2007 among the Trust and The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Life Insurance Company of New York, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, each on behalf of itself and its variable annuity and variable life insurance separate accounts, and John Hancock Distributors, LLC previously filed as exhibit (h)(1)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(1)(B)	Amendment dated October 1, 2007 to Participation Agreement dated May 1, 2003, as amended May 1, 2004, April 20, 2005, March 26, 2007 among the Trust and The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Life Insurance Company of New York, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, each on behalf of itself and its variable annuity and variable life insurance separate accounts, and John Hancock Distributors, LLC previously filed as exhibit (h)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

19

Item 23.	Exhibits
(h)(2)	AFIS Fund Participation Agreement dated November 9, 2007, among the Trust, John Hancock Investment Management Services, LLC, John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company, on behalf of themselves and certain of their separate accounts, and Capital Research and Management Company previously filed as exhibit (h)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(3)	Transfer Agency Agreement (Series III) dated July 1, 2003 between Boston Financial Data Services and the Trust previously filed as exhibit (h)(3) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(4)	ClearSky Agreement (Series III) dated May 12, 2003 between Automated Business Development Corp and the Trust previously filed as exhibit (h)(4) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(i)	Legal Opinion and Consent regarding the new portfolio - FILED HEREWITH.

(j)	Not Applicable

(k)	Not Applicable

(l)	Not Applicable

(m)	Series I Shares Rule 12b-1 Plan (formerly Class A Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and June 27, 2008 previously filed as exhibit (m) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(m)(1)	Series II Shares Rule 12b-1 Plan (formerly Class B Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and June 27, 2008 previously filed as exhibit (m)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(n)	Rule 18f-3 Plan dated September 21, 2001, as amended April 4, 2002, June 26, 2003, December 13, 2004, June 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and March 25, 2008. previously filed as exhibit (n) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(o)	Not Applicable

(p)	Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1)	Code of Ethics of the following entities: (a) the Trust, (b) the Adviser to the Trust, (c) the Distributor to the Trust, (d) A I M Capital Management, Inc., (e) American Century Investments, (f) BlackRock Investment Management LLC., (g) Capital Guardian Trust Company, (h) Capital Research Management Company, (j) Davis Selected Advisors, L.P., (k) Declaration Management & Research LLC, (l) Deutsche Asset Management, Inc. (U.S.), (m) Dimensional Fund Advisors, Inc., (n) Franklin Templeton, (o) Fund Asset Management, L.P.(Mercury Advisors)(Merrill Lynch Investment Managers), (p) Grantham, Mayo, Van Otterloo & Co. LLC, (q) Independence Investment LLC, (r) Jennison Associates LLC, (s) John Hancock Advisers, (t) Legg Mason Funds Management, Inc., (u) Lord, Abbett & Co., (v) MFC Global Investment Management (U.S.A.) Limited, (w) Marsico Capital Management, LLC, (x) Massachusetts Financial Services Company, (y) Morgan Stanley Investment Management, (z) Munder Capital Management, (aa) Pacific Investment Management Company, (bb) Pzena Investment Management, LLC., (cc) RCM Capital Management, (dd) RiverSource Investments (Ameriprise): Retail Access, (ee) Salomon Brothers (Citigroup) Asset Management Inc., (ff) SSgA Funds Management, Inc., (gg) Sovereign Asset Management (MFC Global Investment Management (U.S.), LLC., (hh) Sustainable Growth Advisers, L.P., (ii) T. Rowe Price Associates, Inc., (jj) UBS Global Asset Management, (kk) United States Trust Company, (ll) Wellington Management Company, LLP, (mm) Wells Capital Management, Inc., (nn) Western Asset Management. — previously filed as exhibit (p)(17) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

20

Item 23.	Exhibits
(p)(2)	Code of Ethics of Rainier Investment Management, Inc. dated January 2007 — previously filed as exhibit (p)(2) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(p)(3)	Code of Ethics of Frontier Capital Management Company, LLC — previously filed as exhibit (p)(3) to post-effective amendment no. 81 filed on July 17, 2008.

(p)(4)	Code of Ethics of Perimeter Capital Management — previously filed as exhibit (p)(4) to post-effective amendment no. 81 filed on July 17, 2008.

(p)(5)	Code of Ethics of Columbia Management Advisors, LLC — previously filed as exhibit 99.(p)(5) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(q)(1)	Power of Attorney dated December 17, 2009 — All Trustees — FILED HEREWITH
Item 24. Persons Controlled by or Under Common Control with Registrant
Four of the Trust shareholders are:
(i)	John Hancock Life Insurance Company of New York (“John Hancock New York”),
(ii)	John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”),
John Hancock New York and John Hancock USA (collectively, the “Companies”) hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust and the American Global Diversification Trust are also shareholders of certain of the Trust portfolios. The Companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended. The Trust will vote all shares of a portfolio issued to a Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust or the American Global Diversification Trust in proportion to such instructions.
MANULIFE FINANACIAL CORPORATION
PRINICIPAL SUBSIDIARIES

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MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES

Item 25. Indemnification
     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser
     See “Management of the Trust” in the Prospectus and “Investment Management Arrangements” in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, as amended each of which is herein incorporated by reference.
Item 27. Principal Underwriters

a.	Name of Investment Company	Capacity In which acting
	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account A

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account H

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account I

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account L

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account M

	John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account N

22

a.	Name of Investment Company	Capacity In which acting
	John Hancock Life Insurance	Principal Underwriter
Company of New York
Separate Account A

	John Hancock Life Insurance	Principal Underwriter
Company of New York
Separate Account B

	John Hancock Life Insurance Company	Principal Underwriter
Separate Account UV

	John Hancock Variable Life Insurance Company	Principal Underwriter
Separate Account S

	John Hancock Variable Life Insurance Company	Principal Underwriter
Separate Account U

	John Hancock Variable Life Insurance Company Separate Account V	Principal Underwriter
     John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) may also act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210

**	200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5

***	197 Clarendon St., Boston, MA 02116
b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210

**	200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5

***	197 Clarendon St., Boston, MA 02116

c.	None.
Item 28. Location of Accounts and Records
     All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant’s investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108,
By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or
By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.
By American Century Investment Management, Inc., the subadviser to the Vista Trust, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

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By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Trust, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
By Capital Guardian Trust Company., the subadviser to the Income & Value Trust, Overseas Equity Trust and the U.S. Large Cap Trust, at its offices at 333 South Hope Street, Los Angeles, California 90071.
By Columbia Management Advisors, LLC, the subadviser to the Value & Restructuring Trust, at its offices at 100 Federal Street, Boston, MA 02110.
By Davis Selected Advisers, L.P., the subadviser to the Financial Services Trust, Fundamental Value Trust and the Core Equity Trust, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.
By Declaration Management & Research LLC, the subadviser to the Active Bond Trust, Bond Index Trust A, Bond Index Trust B, and the Short-Term Bond Trust, at its offices at 1650 Tysons Blvd., McLean, VA 22102.
By Deutsche Investment Management Americas, Inc., the subadviser to the All Cap Core Trust, Global Real Estate Trust, Lifestyle Trusts, and the Real Estate Securities Trust, at its offices at 345 Park Avenue, New York, New York 10154.
By Dimensional Fund Advisors LP, the subadviser to the Disciplined Diversification Trust, Emerging Markets Value Trust, and the International Small Company Trust, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.
By Franklin Advisers, Inc., the investment adviser to the Income Trust, at its offices at One Franklin Parkway, San Mateo, California 94403.
By Franklin Mutual Advisers, Inc. the investment adviser to the Mutual Shares Trust, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.
By Franklin Templeton Investment Corp. the subadviser to the International Small Cap Trust, at its offices at 200 King Street West, Toronto, Ontario, Canada M5H3T4.
By Frontier Capital Management, the subadviser to the Smaller Company Growth Trust, at its offices at 99 Summer Street, Boston, MA 02110.
By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the Growth Trust, Growth Opportunities Trust, International Core Trust, International Growth Trust, Intrinsic Value Trust, U.S. Multi Sector Trust, and the Value Opportunities Trust, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.
By Invesco Aim Capital Management, Inc., the subadviser to the All Cap Growth Trust, Small Cap Opportunities Trust, and the Small Company Growth Trust, at its offices at 11 Greenway Plaza, Houston, Texas 77046.
By Jennison Associates LLC, the subadviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.
By Lord Abbett & Co., the subadviser to the All Cap Value Trust, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.
By Marsico Capital Management, LLC , the subadviser for the International Opportunities Trust, at its offices at 1200 17th Street, Denver, Colorado 80202.
By Massachusetts Financial Services Company, the subadviser to the Utilities Trust, at its offices at 500 Boylston Street, Boston, MA 02116.
By MFC Global Investment Management (U.S.), LLC, the subadviser to the Emerging Growth Trust, High Income Trust, Short-Term Government Income Trust, Small Cap Intrinsic Value Trust, and the Strategic Income Trust, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.

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By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the Lifestyle Trusts, Index 500 Trust, Index 500 Trust B, Absolute Return Trust, Active Bond Trust, American Diversification Growth & Income Trust, American Fundamental Holdings Trust, American Global Diversification Trust, Franklin Templeton Founding Allocation Trust, Index Allocation Trust, Lifecycle Portfolios, Lifestyle Portfolios, Mid Cap Index Trust, Money Market Trust, Money Market Trust B, Optimized All Cap Trust, Optimized Value Trust, Pacific Rim Trust, Small Cap Index Trust, Small Cap Intrinsic Value Trust, Smaller Company Growth Trust, and the Total Stock Market Index Trust, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.
By Morgan Stanley Asset Management Inc., the subadviser of the Value Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020.
By Pacific Investment Management Company LLC, the subadviser to the Global Bond Trust, Real Return Bond Trust, and the Total Return Trust, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.
By Perimeter Capital Management LLC, the subadviser to Smaller Company Growth Trust, at its offices at Five Concourse Parkway, Suite 2725, Atlanta Georgia 30328.
By Rainer Investment Management Inc., the subadviser to the Growth Equity Trust, at its offices at 601 Union Street, Suite 2801, Seattle, Washington 98101.
By RCM Capital Management LLC, the subadviser to the Emerging Small Company Trust and the Science & Technology Trust, at its offices at Four Embarcadero Center, San Francisco, CA 94111.
By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Trust, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.
By SSgA Funds Management, Inc., the subadviser to the International Equity Index Trust A and the International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.
By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Trust, Capital Appreciation Trust, Classic Value Trust, Equity-Income Trust, Health Science Trust, Mid Cap Value Trust, Mid Value Trust, Real Estate Equity Trust, Science & Technology Trust, Small Company Trust, Small Company Value Trust, and the Spectrum Income Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202.
By Templeton Global Advisors Limited, the subadviser to the Global Trust, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.
By Templeton Investment Counsel, LLC, the subadviser to International Value Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.
By UBS Global Asset Management (Americas) Inc., the subadviser to the Global Allocation Trust and the Large Cap Trust, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.
By Wellington Management Company LLP, the subadviser to the Alpha Opportunities Trust, Global Asset Allocation Trust, Investment Quality Bond Trust, Mid Cap Intersection Trust, Mid Cap Stock Trust, Natural Resources Trust, Small Cap Growth Trust, and the Small Cap Value Trust, at its offices at 75 State Street, Boston, Massachusetts 02109.
By Wells Capital Management Incorporated, the subadviser to the Core Bond Trust and the U.S. High Yield Bond Trust, at its offices at 525 Market St., San Francisco, California 94105.
By Western Asset Management Company, the subadviser to the Floating Rate Income Trust, High Yield Trust, Strategic Bond Trust, and the U.S. Government Securities Trust, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.
Item 29. Management Services
     Not applicable.

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Item 30 Undertakings
     Not Applicable.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 12th day of February, 2010.

JOHN HANCOCK TRUST
By:	/s/ Hugh McHaffie
Hugh McHaffie President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	February 12, 2010

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	February 12, 2010

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee	February 12, 2010

/s/ James R. Boyle * James R. Boyle	Trustee	February 12, 2010

/s/ Peter S. Burgess * Peter S. Burgess	Trustee	February 12, 2010

/s/ Elizabeth G. Cook * Elizabeth G. Cook	Trustee	February 12, 2010

/s/ Grace K. Fey* Grace K. Fey	Trustee	February 12, 2010

/s/ Theron Steeley Hoffman* Theron Steeley Hoffman	Trustee	February 12, 2010

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee	February 12, 2010

/s/ James M. Oates * James M. Oates	Trustee	February 12, 2010

/s/ Steven M. Roberts* Steven M. Roberts	Trustee	February 12, 2010

*	By Power of Attorney

JOHN HANCOCK TRUST
By:	/s/ Betsy Anne Seel
Betsy Anne Seel
Attorney-In-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

(d)(1)(E)	Amendment dated April 30, 2010 to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Lifestyle Income Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC.

(i)	Legal Opinion and Consent regarding the new portfolio.

(q)(1)	Power of Attorney dated December 17, 2009.

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